UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
---------------------------------------------------------
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4490
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Date of fiscal year end: 12/31

Date of reporting period: 6/30/12

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared one semiannual report to shareholders for the period ended June 30, 2012. The report applies to the 5 Lifestyle Portfolios.

John Hancock
MUTUAL FUNDS

John Hancock
Lifestyle Portfolios

Semiannual Report
6.30.12

John Hancock

Lifestyle Aggressive Portfolio

Goal and strategy

The Portfolio seeks long-term growth of capital. Current income is not a consideration. The Portfolio operates as a fund-of-funds and normally invests 100% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation*

Equity	97.2% of Total

U.S. Large Cap	49.3%

Emerging Markets	9.7%

International Large Cap	9.3%

U.S. Mid Cap	6.8%

Large-Cap Blend	5.5%

International Small Cap	5.4%

U.S. Small Cap	4.5%

Natural Resources	2.4%

Real Estate	1.8%

Health Sciences	1.5%

Small-Cap Growth	0.6%

Global Large Cap	0.4%

Alternative	2.8% of Total

Currency	2.0%

Global Absolute
Return Strategies	0.8%

*As a percentage of net assets on 6-30-12.

Portfolio results

During the six months ended June 30, 2012, John Hancock Lifestyle Aggressive Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 6.90%, 6.53%, 6.53%, 6.80%, 6.83%, 6.92%, 7.10%, 7.21% and 7.21%, respectively. In comparison, the S&P 500 Index returned 9.49%, over the same period. The Portfolio results underperformed the 7.70% return of Morningstar, Inc.’s average large blend fund category.1,2

Performance review

Despite the first half of 2012 consisting of two very distinct market environments — the first quarter producing double-digit equity returns and the second quarter fraught with uncertainty and volatility — the Portfolio still delivered a positive absolute return. However, the Portfolio trailed the index primarily due to its equity allocations outside of high-quality U.S. large cap stocks, as the S&P 500 Index outpaced most other major equity asset classes around the world.

Given the relative strength of the S&P 500 Index compared to other asset classes, the Portfolio’s exposure to emerging-markets equities, international stocks and global natural resources detracted from relative returns.

On the positive side, allocations to U.S. and global real estate investment trusts (REITs) and health sciences added to results.

While the overall contribution from manager selection was a slight drag on relative results, many strategies did well. Among the funds that contributed positively were Alpha Opportunities Fund (Wellington) and Blue Chip Growth Fund (T. Rowe Price). Despite trailing the broader equity market during the first quarter rally, the more defensively oriented equity funds, such as U.S. Equity Fund (GMO) and Global Shareholder Yield Fund (Epoch), outperformed during the second quarter sell-off and helped mitigate volatility over the full period.

The Portfolio increased exposure to several strategies over the first half of the year in order to improve performance results across various market environments. We further increased the allocation to the Portfolio’s newest absolute return strategy, Global Absolute Return Strategies Fund (Standard Life), in an attempt to increase diversification and add downside protection. In an effort to expand our defensive opportunity set, the allocation to Capital Appreciation Value Fund (T. Rowe Price) was increased and we introduced Fundamental Global Franchise Fund (John Hancock). On the other side of our defensive position, we increased our allocation to emerging markets through China Emerging Leaders Fund (Atlantis), a Chinese small/mid-cap strategy that should benefit from changing dynamics within the Chinese economy. Given these moves, we continue to maintain a barbell approach with growth-oriented, more aggressive investments on one side and more defensive strategies on the other.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not included.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

4	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Aggressive Portfolio for the share classes and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in two separate indexes.

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05

Ending Value	$11,310	$11,334	$10,437	$11,708	$11,921	$12,163	$10,846	$12,274

Index 1	13,188	13,188	11,683	13,188	13,188	13,188	13,228	13,228

Index 2	11,350	11,350	9,326	11,350	11,350	11,350	11,296	11,296

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) — is a free float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-12

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05

Average annual returns — 1 year	–9.81%	–10.46%	–6.64%	–5.40%	–5.31%	–5.02%	–4.71%	–4.86%	–4.52%

Average annual returns — 5 years	–3.36%	–3.44%	–3.07%	–2.68%	–2.63%	–2.34%	–2.03%	–3.59%	–1.88%

Average annual returns — Since inception	1.83%	1.85%	1.89%	0.74%	2.38%	2.66%	2.97%	1.22%	3.10%

Cumulative returns — 6 months	1.60%	1.53%	5.53%	6.80%	6.83%	6.92%	7.10%	7.21%	7.21%

Cumulative returns — 1 year	–9.81%	–10.46%	–6.64%	–5.40%	–5.31%	–5.02%	–4.71%	–4.86%	–4.52%

Cumulative returns — 5 years	–15.70%	–16.05%	–14.42%	–12.69%	–12.46%	–11.17%	–9.73%	–16.69%	–9.05%

Cumulative returns — Since inception	12.89%	13.10%	13.34%	4.37%	17.08%	19.21%	21.63%	8.46%	22.74%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-13 for Class B and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R3	Class R4	Class R5	Class R6*	Class 1
Net (%)	1.47	2.22	2.18	1.88	1.76	1.40	1.15	1.00	1.00
Gross (%)	1.47	2.24	2.18	1.88	1.76	1.40	1.15	17.45	1.00

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not included.

Semiannual report | Lifestyle Portfolios	5

John Hancock

Lifestyle Growth Portfolio

Goal and strategy

The Portfolio seeks long-term growth of capital. Current income is also a consideration. The Portfolio operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 80% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation*

Equity	81.5% of Total

U.S. Large Cap	44.2%

International Large Cap	7.4%

Emerging Markets	7.0%

U.S. Mid Cap	5.5%

Large-Cap Blend	4.6%

International Small Cap	4.1%

U.S. Small Cap	2.9%

Real Estate	1.8%

Natural Resources	1.7%

Health Sciences	1.4%

Global Large Cap	0.6%

Small-Cap Growth	0.3%

Fixed Income	15.5% of Total

Multi-Sector Bond	4.8%

Intermediate Bond	3.0%

High-Yield Bond	3.9%

Bank Loan	2.7%

Global Bond	0.6%

Treasury Inflation-Protected
Securities	0.5%

Alternative	3.0% of Total

Currency	2.0%

Global Absolute
Return Strategies	1.0%

*As a percentage of net assets on 6-30-12.

Portfolio results

During the six months ended June 30, 2012, John Hancock Lifestyle Growth Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares returned 6.86%, 6.42%, 6.42%, 6.66%, 6.69%, 6.86%, 7.03%, 7.06%, 7.05% and 7.06%, respectively. In comparison, the S&P 500 Index was up 9.49%, the Barclays Capital U.S. Aggregate Bond Index rose 2.37% and a blended index — 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index — returned 8.13% over the same period. The Portfolio outperformed the 5.70% return of Morningstar, Inc.’s average aggressive allocation fund category.1,2

Performance review

Despite the first half of 2012 consisting of two very distinct market environments — the first quarter producing double-digit equity returns and the second quarter fraught with uncertainty and volatility — the Portfolio still delivered a positive absolute return. However, the Portfolio trailed its blended index primarily due to its equity allocations outside of high-quality U.S. large cap stocks, as the S&P 500 Index outpaced most other major equity asset classes around the world.

Given the relative strength of the S&P 500 Index compared to other asset classes, the Portfolio’s exposure to emerging-markets equities, international stocks and global natural resources detracted from relative returns.

On the positive side, allocations to U.S. and global real estate investment trusts (REITs) and health sciences added to results. Within fixed income, the boost from the Portfolio’s non-investment-grade credit allocations such as high-yield bonds and bank loans, particularly during the first quarter, helped offset some of the underperformance.

While the overall contribution from manager selection was a slight drag on relative results, many strategies did well. Among the funds that contributed positively were Alpha Opportunities Fund (Wellington) and Blue Chip Growth Fund (T. Rowe Price). Despite trailing the broader equity market during the first quarter rally, the more defensively oriented equity funds, such as U.S. Equity Fund (GMO) and Global Shareholder Yield Fund (Epoch), outperformed during the second quarter sell-off and helped mitigate volatility over the full period.

The Portfolio increased exposure to several strategies over the first half of the year in order to improve performance results across various market environments. We further increased the allocation to the Portfolio’s newest absolute return strategy, Global Absolute Return Strategies Fund (Standard Life), in an attempt to increase diversification and add downside protection. In an effort to expand the Portfolio’s defensive positioning, the allocation to Capital Appreciation Value Fund (T. Rowe Price) was increased and we introduced Fundamental Global Franchise Fund (John Hancock). On the other side of our defensive position, we increased the Portfolio’s allocation to emerging markets through China Emerging Leaders Fund (Atlantis), a Chinese small/mid-cap strategy that could benefit from changing dynamics within the Chinese economy. Given these changes, we continue to maintain a barbell approach with growth-oriented, more aggressive investments on one side and more defensive strategies on the other.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not included.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

6	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Growth Portfolio for the share classes and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Ending Value	$11,947	$11,978	$11,179	$12,359	$12,605	$12,850	$12,021	$12,940	$11,919

Index 1	13,188	13,188	11,683	13,188	13,188	13,188	13,228	13,228	12,191

Index 2	14,801	14,801	14,329	14,801	14,801	14,801	14,807	14,807	14,741

Index 3	13,713	13,713	12,361	13,713	13,713	13,713	13,747	13,747	12,862

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

80% S&P 500/20% Barclays Capital U.S. Aggregate Bond Index Blend — is comprised of 80% S&P 500 Index and 20% Barclays Capital U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-12

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Average annual returns — 1 year	–7.95%	–8.50%	–4.68%	–3.40%	–3.30%	–2.97%	–2.69%	–2.81%	–2.61%	–2.56%

Average annual returns — 5 years	–1.34%	–1.42%	–1.03%	–0.64%	–0.57%	–0.26%	0.03%	–0.90%	0.14%	0.19%

Average annual returns — Since inception	2.66%	2.69%	2.73%	1.94%	3.21%	3.52%	3.81%	2.78%	3.92%	2.97%

Cumulative returns — 6 months	1.51%	1.42%	5.42%	6.66%	6.69%	6.86%	7.03%	7.06%	7.05%	7.06%

Cumulative returns — 1 year	–7.95%	–8.50%	–4.68%	–3.40%	–3.30%	–2.97%	–2.69%	–2.81%	–2.61%	–2.56%

Cumulative returns — 5 years	–6.53%	–6.88%	–5.05%	–3.14%	–2.82%	–1.30%	0.14%	–4.44%	0.69%	0.96%

Cumulative returns — Since inception	19.25%	19.47%	19.78%	11.79%	23.59%	26.05%	28.50%	20.21%	29.40%	19.19%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R3	Class R4	Class R5	Class R6*	Class 1	Class 5
Net (%)	1.44	2.15	2.14	1.78	1.67	1.28	1.07	0.97	0.97	0.92
Gross (%)	1.44	2.15	2.14	1.78	1.67	1.28	1.07	16.81	0.97	0.92

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not included.

Semiannual report | Lifestyle Portfolios	7

John Hancock

Lifestyle Balanced Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 60% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation*

Equity	59.3% of Total

U.S. Large Cap	33.0%

International Large Cap	5.2%

Emerging Markets	4.6%

U.S. Mid Cap	3.5%

International Small Cap	2.9%

Large-Cap Blend	2.9%

U.S. Small Cap	2.2%

Real Estate	1.7%

Natural Resources	1.4%

Health Sciences	1.2%

Global Large Cap	0.4%

Small-Cap Growth	0.3%

Fixed Income	37.5% of Total

Multi-Sector Bond	11.2%

Intermediate Bond	10.7%

High-Yield Bond	6.2%

Bank Loan	5.3%

Global Bond	2.5%

Treasury Inflation-Protected
Securities	1.6%

Alternative	3.2% of Total

Currency	2.2%

Global Absolute
Return Strategies	1.0%

*As a percentage of net assets on 6-30-12.

Portfolio results

During the six months ended June 30, 2012, John Hancock Lifestyle Balanced Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares returned 6.33%, 5.96%, 5.96%, 6.17%, 6.15%, 6.32%, 6.46%, 6.52%, 6.52% and 6.55%, respectively. In comparison, the S&P 500 Index was up 9.49%, the Barclays Capital U.S. Aggregate Bond Index rose 2.37% and a blended index — 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index —  returned 6.73% over the same period. The Portfolio’s results outperformed the 5.66% return of Morningstar, Inc.’s average moderate allocation fund category.1,2

Performance review

Despite the first half of 2012 consisting of two very distinct market environments — the first quarter producing double-digit equity returns and the second quarter fraught with uncertainty and volatility — the Portfolio still delivered a positive absolute return and readily outpaced the average Morningstar moderate allocation fund. However, the Portfolio trailed its blended index primarily due to its equity allocations outside of high-quality U.S. large-cap stocks, as the S&P 500 Index outpaced most other major equity asset classes around the world.

Given the relative strength of the S&P 500 Index compared to other asset classes, the Portfolio’s exposure to emerging-markets equities, international stocks and global natural resources detracted from relative returns.

On the positive side, allocations to U.S. and global real estate investment trusts (REITs) and health sciences added to results. Within fixed income, the boost from the Portfolio’s non-investment-grade credit allocations such as high-yield bonds and bank loans, particularly during the first quarter, helped offset some of the underperformance.

While the overall contribution from manager selection was neutral, many strategies did well. Among the funds that contributed positively were Alpha Opportunities Fund (Wellington) and Blue Chip Growth Fund (T. Rowe Price). Despite trailing the broader equity market during the first quarter rally, the more defensively oriented equity funds, such as U.S. Equity Fund (GMO) and Global Shareholder Yield Fund (Epoch), outperformed during the second quarter sell-off and helped mitigate volatility over the full period.

The Portfolio increased exposure to several strategies over the first half of the year in order to improve performance results across various market environments. We further increased the allocation to the Portfolio’s newest absolute return strategy, Global Absolute Return Strategies Fund (Standard Life) in an attempt to increase diversification and add downside protection. In an effort to expand the Portfolio’s defensive positioning, the allocation to Capital Appreciation Value Fund (T. Rowe Price) was increased, while we introduced Fundamental Global Franchise Fund (John Hancock). On the other side of our defensive position, we increased our allocation to emerging markets through China Emerging Leaders Fund (Atlantis), a Chinese small/mid-cap strategy that stands to benefit from changing dynamics within the Chinese economy. Given these changes, we continue to maintain a barbell approach with growth-oriented, more aggressive investments on one side and more defensive strategies on the other.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not included.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

8	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Balanced Portfolio for the share classes and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Ending Value	$12,533	$12,590	$11,782	$12,980	$13,233	$13,494	$12,615	$13,572	$12,701

Index 1	13,188	13,188	11,683	13,188	13,188	13,188	13,228	13,228	12,191

Index 2	14,801	14,801	14,329	14,801	14,801	14,801	14,807	14,807	14,741

Index 3	14,143	14,143	12,975	14,143	14,143	14,143	14,171	14,171	13,463

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

60% S&P 500/40% Barclays Capital U.S. Aggregate Bond Index Blend — is comprised of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-12

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Average annual returns — 1 year	–5.68%	–6.21%	–2.34%	–1.01%	–0.89%	–0.57%	–0.29%	–0.37%	–0.16%	–0.18%

Average annual returns — 5 years	0.30%	0.24%	0.63%	0.93%	1.09%	1.40%	1.71%	0.74%	1.79%	1.84%

Average annual returns — Since inception	3.42%	3.43%	3.50%	2.87%	3.97%	4.27%	4.57%	3.52%	4.66%	4.07%

Cumulative returns — 6 months	0.98%	0.96%	4.96%	6.17%	6.15%	6.32%	6.46%	6.52%	6.52%	6.55%

Cumulative returns — 1 year	–5.68%	–6.21%	–2.34%	–1.01%	–0.89%	–0.57%	–0.29%	–0.37%	–0.16%	–0.18%

Cumulative returns — 5 years	1.51%	1.21%	3.18%	4.76%	5.58%	7.18%	8.83%	3.74%	9.26%	9.53%

Cumulative returns — Since inception	25.27%	25.33%	25.90%	17.82%	29.80%	32.33%	34.94%	26.15%	35.72%	27.01%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R3	Class R4	Class R5	Class R6*	Class 1	Class 5
Net (%)	1.36	2.08	2.06	1.73	1.58	1.19	0.97	0.90	0.90	0.85
Gross (%)	1.36	2.08	2.06	1.73	1.58	1.19	0.97	17.16	0.90	0.85

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not included.

Semiannual report | Lifestyle Portfolios	9

John Hancock

Lifestyle Moderate Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The Portfolio operates as a fund of funds and normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation*

Equity	39.4% of Total

U.S. Large Cap	24.1%

International Large Cap	2.8%

Emerging Markets	2.5%

Large-Cap Blend	2.4%

U.S. Mid Cap	2.2%

Real Estate	1.5%

International Small Cap	1.2%

U.S. Small Cap	1.1%

Natural Resources	1.0%

Global Large Cap	0.4%

Small-Cap Growth	0.2%

Fixed Income	57.2% of Total

Intermediate Bond	22.1%

Multi-Sector Bond	14.1%

Bank Loan	8.2%

High-Yield Bond	7.5%

Global Bond	3.1%

Treasury Inflation-Protected
Securities	2.2%

Alternative	3.4% of Total

Currency	2.3%

Global Absolute
Return Strategies	1.1%

*As a percentage of net assets on 6-30-12.

Portfolio results

During the six months ended June 30, 2012, John Hancock Lifestyle Moderate Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares, returned 5.60%, 5.23%, 5.24%, 5.46%, 5.47%, 5.63%, 5.80%, 5.87%, 5.86% and 5.89%, respectively. In comparison, the S&P 500 Index returned 9.49% over the same period, while the Barclays Capital U.S. Aggregate Bond Index returned 2.37% and a blended index — 40%S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index — returned 5.31% over the same period. The Portfolio’s results outperformed the 4.51% return of Morningstar, Inc.’s average conservative allocation fund category.1,2

Performance review

Despite the first half of 2012 consisting of two very distinct market environments — the first quarter producing double-digit equity returns and the second quarter fraught with uncertainty and volatility — most of the Portfolio’s share classes beat the Morningstar category average and outperformed the blended index.

The favorable performance was a result of both asset class positioning and underlying manager performance. From an asset class perspective, the Portfolio benefited from its fixed-income positioning. Exposure to strong performing areas of the bond market, including multi-sector bonds, high-yield bonds, bank loans and Treasury Inflation-Protected Securities, contributed most positively to relative returns.

During the first half of 2012, large-cap U.S. stocks outperformed nearly every other part of the global equity market, including small and mid-cap stocks, international stocks and emerging-markets equities. The Portfolio was modestly hampered by exposures to international large-cap equities and emerging-markets stocks.

There were a number of bright spots where the underlying managers outperformed their indexes. Total Return Fund (PIMCO), Active Bond Fund (John Hancock/Declaration) and Investment Quality Bond Fund (Wellington) were all rewarded for their exposure to credit spread opportunities in the bond market. Blue Chip Growth Fund (T. Rowe Price) and Mid Cap Stock Fund (Wellington) benefited from holding stocks in companies that were able to deliver meaningful earnings growth in a challenging economy. Offsetting these positives were modest underperformance from Global Shareholder Yield Fund (Epoch), Redwood Fund (RCM) and Fundamental Value Fund (Davis).

Finally, the Portfolio’s exposure to absolute return strategies and more defensive equity strategies helped to mitigate volatility during the period and generated positive absolute returns, such as Currency Strategies Fund (First Quadrant) and Capital Appreciation Value Fund (T. Rowe Price).

During the first six months of the year, we added or increased the Portfolio’s exposure to several managers, including those with absolute return and defensive equity approaches. Among absolute return strategies, we increased the Portfolio’s exposure to Global Absolute Return Strategies Fund (Standard Life). Additionally, to capitalize on our view that high quality, global franchise companies offer promising value we added Fundamental Global Franchise Fund (John Hancock). Lastly, we added Fundamental Large Cap Value Fund (John Hancock) and International Value Equity Fund (John Hancock) in an attempt to bolster diversification and replace managers that were removed, such as Value & Restructuring Fund (Columbia) and Total Bond Market Fund (Declaration).

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not included.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

10	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Moderate Portfolio for the share classes and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Ending Value	$13,047	$13,114	$12,542	$13,502	$13,730	$14,041	$12,459	$14,148	$13,507

Index 1	13,188	13,188	11,683	13,188	13,188	13,188	13,228	13,228	12,191

Index 2	14,801	14,801	14,329	14,801	14,801	14,801	14,807	14,807	14,741

Index 3	14,472	14,472	13,515	14,472	14,472	14,472	14,493	14,493	13,983

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

40% S&P 500/60% Barclays Capital U.S. Aggregate Bond Index Blend — is comprised of 40% S&P 500 Index and 60% Barclays Capital U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-12

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Average annual returns — 1 year	–2.99%	–3.52%	0.46%	1.73%	1.89%	2.19%	2.52%	2.27%	2.64%	2.70%

Average annual returns — 5 years	2.20%	2.09%	2.50%	2.84%	2.90%	3.18%	3.56%	1.84%	3.69%	3.74%

Average annual returns — Since inception	4.06%	4.05%	4.13%	3.99%	4.58%	4.84%	5.20%	3.33%	5.31%	5.14%

Cumulative returns — 6 months	0.29%	0.23%	4.24%	5.46%	5.47%	5.63%	5.80%	5.87%	5.86%	5.89%

Cumulative returns — 1 year	–2.99%	–3.52%	0.46%	1.73%	1.89%	2.19%	2.52%	2.27%	2.64%	2.70%

Cumulative returns — 5 years	11.48%	10.87%	13.13%	15.02%	15.36%	16.96%	19.10%	9.52%	19.84%	20.17%

Cumulative returns — Since inception	30.60%	30.47%	31.14%	25.42%	35.02%	37.30%	40.41%	24.59%	41.48%	35.07%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R3	Class R4	Class R5	Class R6*	Class 1	Class 5
Net (%)	1.36	2.10	2.06	1.81	1.66	1.31	1.02	0.89	0.89	0.84
Gross (%)	1.36	2.10	2.06	1.81	1.66	1.31	1.02	17.03	0.89	0.84

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not included.

Semiannual report | Lifestyle Portfolios	11

John Hancock

Lifestyle Conservative Portfolio

Goal and strategy

The Portfolio seeks a high level of current income with some consideration given to growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation*

Equity	20.7% of Total

U.S. Large Cap	14.9%

Real Estate	1.2%

International Large Cap	1.2%

U.S. Mid Cap	0.8%

Emerging Markets	0.8%

Natural Resources	0.6%

U.S. Small Cap	0.5%

International Small Cap	0.5%

Global Large Cap	0.2%

Fixed Income	76.3% of Total

Intermediate Bond	31.3%

Multi-Sector Bond	15.9%

Bank Loan	9.2%

High-Yield Bond	8.1%

Short-Term Bond	4.1%

Global Bond	4.1%

Treasury Inflation-Protected
Securities	3.6%

Alternative	3.0% of Total

Currency	2.3%

Global Absolute
Return Strategies	0.7%

*As a percentage of net assets on 6-30-12.

Portfolio results

During the six months ended June 30, 2012, John Hancock Lifestyle Conservative Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares, returned 4.79%, 4.41%, 4.43%, 4.63%, 4.72%, 4.78%, 4.96%, 4.96% and 5.04% respectively. In comparison, the S&P 500 Index returned 9.49% over the same period, while the Barclays Capital U.S. Aggregate Bond Index returned 2.37% and a blended index — 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index — returned 3.85% over the same period. Most of the Portfolio’s share classes outperformed the 4.51% return of Morningstar, Inc.’s average conservative allocation fund category.1,2

Performance review

Despite the first half of 2012 consisting of two very distinct market environments — the first quarter producing double-digit equity returns and the second quarter fraught with uncertainty and volatility — the Portfolio delivered a positive absolute return, and most of its share classes outperformed the blended index and beat the Morningstar category average.

The favorable performance was a result of both asset class positioning and underlying manager performance. From an asset class perspective, the Portfolio benefited from its fixed-income positioning. Exposure to strong performing areas of the bond market, including multi-sector bonds, high-yield bonds, bank loans and Treasury Inflation-Protected Securities, contributed most positively to relative returns.

During the first half of 2012, large-cap U.S. stocks outperformed nearly every other part of the global equity market, including small- and mid-cap stocks, international stocks and emerging-markets equities. The Portfolio was modestly hampered by exposures to international large-cap equities and emerging-markets stocks.

There were a number of bright spots where the underlying managers outperformed their indexes. Total Return Fund (PIMCO), Active Bond Fund (John Hancock/Declaration) and Investment Quality Bond Fund (Wellington) were all rewarded for their exposure to credit spread opportunities in the bond market. Blue Chip Growth Fund (T. Rowe Price) benefited from holding stocks in companies that were able to deliver meaningful earnings growth in a challenging economy. Offsetting these positives were modest underperformance from Global Shareholder Yield Fund (Epoch), Redwood Fund (RCM) and Fundamental Value Fund (Davis). Finally, the Portfolio’s exposure to absolute return strategies and more defensive equity strategies helped to mitigate volatility during the period and generated positive absolute returns, such as Currency Strategies Fund (First Quadrant) and Capital Appreciation Value Fund (T. Rowe Price).

During the first six months of the year, we added or increased the Portfolio’s exposure to several managers, including those with absolute return and defensive equity approaches. Among absolute return strategies, we increased the Portfolio’s exposure to Global Absolute Return Strategies Fund (Standard Life). Additionally, to capitalize on our view that high quality, global franchise companies offer promising value we added Fundamental Global Franchise Fund (John Hancock). Lastly, we added Fundamental Large Cap Value Fund (John Hancock) and International Growth Stock Fund (Invesco) in an attempt to bolster diversification and replace managers that were removed, such as Total Bond Market Fund (Declaration).

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not included.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

12	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Conservative Portfolio for the share classes and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05

Ending Value	$13,446	$13,477	$13,101	$13,900	$14,111	$14,435	$12,558	$14,559

Index 1	13,188	13,188	11,683	13,188	13,188	13,188	13,228	13,228

Index 2	14,801	14,801	14,329	14,801	14,801	14,801	14,807	14,807

Index 3	14,693	14,693	13,969	14,693	14,693	14,693	14,706	14,706

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

20% S&P 500/80% Barclays Capital U.S. Aggregate Bond Index Blend — is comprised of 20% S&P 500 Index and 80% Barclays Capital U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-12

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05

Average annual returns — 1 year	–1.32%	–1.85%	2.09%	3.38%	3.60%	3.81%	4.16%	3.87%	4.39%

Average annual returns — 5 years	3.73%	3.66%	4.05%	4.38%	4.47%	4.73%	5.09%	3.07%	5.26%

Average annual returns — Since inception	4.51%	4.52%	4.55%	4.78%	5.04%	5.27%	5.63%	3.45%	5.76%

Cumulative returns — 6 months	–0.42%	–0.59%	3.43%	4.63%	4.72%	4.78%	4.96%	4.96%	5.04%

Cumulative returns — 1 year	–1.32%	–1.85%	2.09%	3.38%	3.60%	3.81%	4.16%	3.87%	4.39%

Cumulative returns — 5 years	20.07%	19.66%	21.98%	23.91%	24.46%	25.98%	28.20%	16.33%	29.21%

Cumulative returns — Since inception	34.37%	34.46%	34.77%	31.01%	39.00%	41.11%	44.35%	25.58%	45.59%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R3	Class R4	Class R5	Class R6*	Class 1
Net (%)	1.29	2.02	1.99	1.77	1.59	1.24	0.95	0.82	0.82
Gross (%)	1.29	2.02	1.99	1.77	1.59	1.24	0.95	16.87	0.82

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not included.

Semiannual report | Lifestyle Portfolios	13

Your expenses

As a shareholder of a John Hancock Funds II Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses that each Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and each Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	Lifestyle Portfolios | Semiannual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-12	6-30-12	1-1-12–6-30-12	Expense Ratio[2]
Lifestyle Aggressive Portfolio

Class A	Actual	$1,000.00	$1,069.00	$2.93	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.87	0.57%

Class B	Actual	1,000.00	1,065.30	6.93	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.77	1.35%

Class C	Actual	1,000.00	1,065.30	6.52	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.37	1.27%

Class R1	Actual	1,000.00	1,068.00	4.68	0.91%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.57	0.91%

Class R2	Actual[3]	1,000.00	962.40	2.03	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.12	0.62%

Class R3	Actual	1,000.00	1,068.30	4.37	0.85%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.27	0.85%

Class R4	Actual	1,000.00	1,069.20	2.78	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.72	0.54%

Class R5	Actual	1,000.00	1,071.00	1.24	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.21	0.24%

Class R6	Actual	1,000.00	1,072.10	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class 1	Actual	1,000.00	1,072.10	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Lifestyle Growth Portfolio

Class A	Actual	$1,000.00	$1,068.60	$2.88	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.82	0.56%

Class B	Actual	1,000.00	1,064.20	6.57	1.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.42	1.28%

Class C	Actual	1,000.00	1,064.20	6.47	1.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.32	1.26%

Class R1	Actual	1,000.00	1,066.60	4.32	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%

Class R2	Actual[3]	1,000.00	973.90	2.01	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.07	0.61%

Class R3	Actual	1,000.00	1,066.90	4.01	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%

Class R4	Actual	1,000.00	1,068.60	2.47	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.41	0.48%

Class R5	Actual	1,000.00	1,070.30	0.93	0.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.91	0.18%

Class R6	Actual	1,000.00	1,070.60	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class 1	Actual	1,000.00	1,070.50	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class 5	Actual	1,000.00	1,070.60	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%

Semiannual report | Lifestyle Portfolios	15

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-12	6-30-12	1-1-12–6-30-12	Expense Ratio[2]
Lifestyle Balanced Portfolio

Class A	Actual	$1,000.00	$1,063.30	$2.87	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.82	0.56%

Class B	Actual	1,000.00	1,059.60	6.55	1.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.42	1.28%

Class C	Actual	1,000.00	1,059.60	6.45	1.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.32	1.26%

Class R1	Actual	1,000.00	1,061.70	4.31	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%

Class R2	Actual[3]	1,000.00	987.30	2.02	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.07	0.61%

Class R3	Actual	1,000.00	1,061.50	3.95	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%

Class R4	Actual	1,000.00	1,063.20	2.00	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Class R5	Actual	1,000.00	1,064.60	0.82	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.81	0.16%

Class R6	Actual	1,000.00	1,065.20	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class 1	Actual	1,000.00	1,065.20	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class 5	Actual	1,000.00	1,065.50	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%

Lifestyle Moderate Portfolio

Class A	Actual	$1,000.00	$1,056.00	$2.91	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.87	0.57%

Class B	Actual	1,000.00	1,052.30	6.63	1.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.52	1.30%

Class C	Actual	1,000.00	1,052.40	6.43	1.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.32	1.26%

Class R1	Actual	1,000.00	1,054.60	4.96	0.97%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.87	0.97%

Class R2	Actual[3]	1,000.00	998.10	2.06	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.12	0.62%

Class R3	Actual	1,000.00	1,054.70	4.34	0.85%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.27	0.85%

Class R4	Actual	1,000.00	1,056.30	2.81	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.77	0.55%

Class R5	Actual	1,000.00	1,058.00	1.13	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.11	0.22%

Class R6	Actual	1,000.00	1,058.70	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class 1	Actual	1,000.00	1,058.60	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class 5	Actual	1,000.00	1,058.90	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%

16	Lifestyle Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-12	6-30-12	1-1-12–6-30-12	Expense Ratio[2]
Lifestyle Conservative Portfolio

Class A	Actual	$1,000.00	$1,047.90	$2.90	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.87	0.57%

Class B	Actual	1,000.00	1,044.10	6.66	1.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.57	1.31%

Class C	Actual	1,000.00	1,044.30	6.46	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.37	1.27%

Class R1	Actual	1,000.00	1,046.30	5.24	1.03%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.17	1.03%

Class R2	Actual[3]	1,000.00	1,007.00	2.07	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.12	0.62%

Class R3	Actual	1,000.00	1,047.20	4.53	0.89%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.47	0.89%

Class R4	Actual	1,000.00	1,047.80	2.95	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.92	0.58%

Class R5	Actual	1,000.00	1,049.60	1.48	0.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.46	0.29%

Class R6	Actual	1,000.00	1,049.60	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class 1	Actual	1,000.00	1,050.40	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182) and divided by 366 (to reflect the one-half year period).

2 The Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by Portfolios. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
Period ended	Aggressive	Growth	Balanced	Moderate	Conservative
6-30-12	0.63%—1.45%	0.63%—1.45%	0.63%—1.45%	0.63%—1.45%	0.63%—1.45%

3 The inception date for Class R2 shares is 3-1-12. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (122) and divided by 366 (to reflect the period).

Semiannual report | Lifestyle Portfolios	17

Portfolios’ investments

Investment companies

Underlying Funds’ Subadvisers

American Century Investment
Management, Inc.	(American Century)

Atlantis Investment Management
(Hong Kong) Ltd.	(Atlantis)

Columbia Management Investment
Advisers, LLC	(Columbia)

Davis Selected Advisers, L.P.	(Davis)

Declaration Management & Research, LLC	(Declaration)

Deutsche Investment Management
Americas, Inc.	(Deutsche)

Dimensional Fund Advisors LP	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

Franklin Mutual Advisers
Franklin Templeton Investments Corp.	(Franklin)
Templeton Investment Counsel, LLC

Frontier Capital Management Company, LLC	(Frontier)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jennison Associates LLC	(Jennison)

John Hancock Asset Management*	(John Hancock)

Lord, Abbett & Co. LLC	(Lord Abbett)

Marsico Capital Management, LLC	(Marsico)

Pacific Investment Management
Company LLC	(PIMCO)

Perimeter Capital Management	(Perimeter)

QS Investors, LLC	(QS Investors)

Rainier Investment Management, Inc.	(Rainier)

RCM Capital Management LLC	(RCM)

Robeco Investment Management, Inc.	(Robeco)

Standard Life Investments
(Corporate Funds) Limited	(Standard Life)

Stone Harbor Investments Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

* Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

Lifestyle Aggressive Portfolio

Securities owned by the Portfolio on 6-30-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.0%

EQUITY 97.2%

John Hancock Funds II (G) 82.6%

All Cap Core, Class NAV (QS Investors)	11,288,576	$104,193,554

All Cap Value, Class NAV (Lord Abbett)	9,662,489	102,422,383

Alpha Opportunities, Class NAV (Wellington)	19,669,291	204,560,629

Blue Chip Growth, Class NAV (T. Rowe Price)	9,102,085	211,350,411

Capital Appreciation, Class NAV (Jennison)	14,127,436	177,016,768

Capital Appreciation Value, Class NAV
(T. Rowe Price)	15,060,120	162,950,498

China Emerging Leaders, Class NAV (Atlantis) (I)	3,458,560	33,340,515

Emerging Markets, Class NAV (DFA)	34,271,405	326,263,779

Equity-Income, Class NAV (T. Rowe Price)	11,554,038	173,541,658

Fundamental Global Franchise, Class NAV
(John Hancock1)(A)(I)	1,640,448	16,404,483

Fundamental Large Cap Value, Class NAV
(John Hancock1)(A)	11,138,148	113,274,964

Fundamental Value, Class NAV (Davis)	10,435,580	160,290,513

Global Real Estate, Class NAV (Deutsche)	6,634,933	50,690,888

Health Sciences, Class NAV (T. Rowe Price) (I)	4,175,055	55,444,725

Heritage, Class NAV (American Century)	3,335,338	25,048,391

International Growth Stock, Class NAV (Invesco)	5,403,733	56,631,117

International Opportunities, Class NAV
(Marsico) (I)	4,038,537	49,714,385

International Small Cap, Class NAV (Franklin)	2,827,801	38,938,819

International Small Company, Class NAV (DFA)	5,283,064	38,936,181

International Value, Class NAV (Franklin)	11,869,468	145,994,453

Mid Cap Stock, Class NAV (Wellington)	5,905,272	101,334,464

Mid Cap Value Equity, Class NAV (Columbia)	1,742,862	15,860,045

Mid Value, Class NAV (T. Rowe Price)	6,711,703	83,090,889

Mutual Shares, Class NAV (Franklin)	5,992,801	65,860,884

Natural Resources, Class NAV (Wellington)	5,772,029	89,466,445

Real Estate Equity, Class NAV (T. Rowe Price)	1,843,487	17,420,957

Redwood, Class NAV (RCM)	3,552,114	37,758,971

Small Cap Growth, Class NAV (Wellington)	2,345,605	19,820,366

Small Cap Opportunities, Class NAV (Invesco/DFA)	1,061,475	23,129,539

Small Cap Value, Class NAV (Wellington)	1,456,949	23,937,671

Small Company Growth, Class NAV (Invesco) (I)	1,214,004	17,420,957

Small Company Value, Class NAV (T. Rowe Price)	1,187,373	31,548,504

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	2,046,302	18,089,313

Technical Opportunities, Class NAV (Wellington)	8,066,911	79,136,395

U.S. Equity, Class NAV (GMO)	13,915,273	155,433,600

Value, Class NAV (Invesco)	2,513,903	24,812,225

John Hancock Funds III (G) 13.3%

Disciplined Value, Class NAV (Robeco)	5,623,368	75,690,528

Global Shareholder Yield, Class NAV (Epoch)	7,733,206	74,625,433

International Core, Class NAV (GMO)	4,571,371	119,404,218

International Value Equity, Class NAV
(John Hancock1)(A)	3,656,821	28,230,659

Rainier Growth, Class NAV (Rainier) (I)	3,640,092	80,045,624

Strategic Growth, Class NAV (John Hancock1)(A)	9,832,123	112,774,449

John Hancock Investment Trust (G) 1.3%

Small Cap Intrinsic Value, Class NAV
(John Hancock1)(A)	4,289,417	49,070,934

18	Lifestyle Portfolios | Semiannual report

See notes to financial statements

Lifestyle Aggressive Portfolio (continued)

	Shares	Value
ALTERNATIVE 2.8%

John Hancock Funds II (G) 2.8%

Currency Strategies, Class NAV (First Quadrant) (I)	7,966,795	$75,684,553

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	2,659,676	27,846,806

Total Investments (Lifestyle Aggressive Portfolio)
(Cost $3,278,301,283) 100.0%		$3,694,503,543

Other assets and liabilities, net (0.0%)		(45,797)

TOTAL NET ASSETS 100.0%		$3,694,457,746

Percentages are based upon net assets.

Lifestyle Growth Portfolio

Securities owned by the Portfolio on 6-30-12 (Unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 81.5%

John Hancock Funds II (G) 68.5%

All Cap Core, Class NAV (QS Investors)	29,309,241	$270,524,295

All Cap Value, Class NAV (Lord Abbett)	24,906,971	264,013,894

Alpha Opportunities, Class NAV (Wellington)	50,763,117	527,936,414

Blue Chip Growth, Class NAV (T. Rowe Price)	23,696,947	550,243,103

Capital Appreciation, Class NAV (Jennison)	37,098,696	464,846,667

Capital Appreciation Value, Class NAV
(T. Rowe Price)	48,259,584	522,168,699

China Emerging Leaders, Class NAV (Atlantis) (I)	8,782,391	84,662,253

Emerging Markets, Class NAV (DFA)	75,203,054	715,933,073

Equity-Income, Class NAV (T. Rowe Price)	28,993,509	435,482,500

Fundamental Global Franchise, Class NAV
(John Hancock1)(A)(I)	5,578,448	55,784,484

Fundamental Large Cap Value, Class NAV
(John Hancock1)(A)	28,992,556	294,854,298

Fundamental Value, Class NAV (Davis)	25,997,137	399,316,017

Global Real Estate, Class NAV (Deutsche)	20,243,717	154,662,000

Health Sciences, Class NAV (T. Rowe Price) (I)	11,879,609	157,761,203

Heritage, Class NAV (American Century)	7,451,515	55,960,876

International Growth Stock, Class NAV (Invesco)	13,275,591	139,128,198

International Opportunities, Class NAV (Marsico) (I)	7,505,131	92,388,166

International Small Cap, Class NAV (Franklin)	6,134,736	84,475,309

International Small Company, Class NAV (DFA)	11,658,444	85,922,736

International Value, Class NAV (Franklin)	27,791,083	341,830,319

Mid Cap Stock, Class NAV (Wellington)	15,281,591	262,232,100

Mid Cap Value Equity, Class NAV (Columbia)	3,942,389	35,875,736

Mid Value, Class NAV (T. Rowe Price)	17,414,853	215,595,882

Mutual Shares, Class NAV (Franklin)	14,825,419	162,931,352

Natural Resources, Class NAV (Wellington)	12,580,880	195,003,643

Real Estate Equity, Class NAV (T. Rowe Price)	5,847,624	55,260,051

Redwood, Class NAV (RCM)	10,723,019	113,985,695

Small Cap Growth, Class NAV (Wellington)	5,321,592	44,967,454

Small Cap Opportunities, Class NAV (Invesco/DFA)	1,976,137	43,060,021

Small Cap Value, Class NAV (Wellington)	3,142,200	51,626,338

Small Company Growth, Class NAV (Invesco) (I)	2,694,261	38,662,645

Small Company Value, Class NAV (T. Rowe Price)	2,679,406	71,191,806

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	4,458,230	39,410,757

Technical Opportunities, Class NAV (Wellington)	23,004,185	225,671,058

U.S. Equity, Class NAV (GMO)	45,490,697	508,131,088

Value, Class NAV (Invesco)	5,846,273	57,702,712

John Hancock Funds III (G) 12.3%

Disciplined Value, Class NAV (Robeco)	13,917,747	187,332,875

Global Shareholder Yield, Class NAV (Epoch)	29,802,241	287,591,625

International Core, Class NAV (GMO)	11,556,001	301,842,750

Lifestyle Growth Portfolio (continued)

	Shares	Value
John Hancock Funds III (G) (continued)

International Value Equity, Class NAV
(John Hancock1)(A)	13,702,129	$105,780,437

Rainier Growth, Class NAV (Rainier) (I)	9,809,517	215,711,287

Strategic Growth, Class NAV (John Hancock1)(A)	27,092,777	310,754,153

John Hancock Investment Trust (G) 0.7%

Small Cap Intrinsic Value, Class NAV
(John Hancock1)(A)	7,368,231	84,292,561

FIXED INCOME 15.5%

John Hancock Funds II (G) 15.5%

Active Bond, Class NAV
(John Hancock1/Declaration)(A)	13,571,256	138,969,663

Floating Rate Income, Class NAV (WAMCO)	32,405,135	301,367,757

Global Bond, Class NAV (PIMCO)	5,868,415	72,416,240

Global High Yield, Class NAV (Stone Harbor)	8,695,517	89,216,000

High Income, Class NAV (John Hancock1)(A)	14,551,072	106,513,847

High Yield, Class NAV (WAMCO)	14,655,971	127,800,066

Multi Sector Bond, Class NAV (Stone Harbor)	15,703,349	159,074,925

Real Return Bond, Class NAV (PIMCO)	4,292,004	54,937,655

Spectrum Income, Class NAV (T. Rowe Price)	14,981,032	161,345,715

Strategic Income Opportunities, Class NAV
(John Hancock1)(A)	21,643,338	232,882,315

Total Return, Class NAV (PIMCO)	14,619,083	209,637,651

U.S. High Yield Bond, Class NAV (Wells Capital)	9,627,934	119,867,779

ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV
(First Quadrant) (I)	23,656,649	224,738,162

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	10,718,360	112,221,227

Total Investments (Lifestyle Growth Portfolio)
(Cost $10,248,793,923) 100.0%	$11,423,497,532

Other assets and liabilities, net (0.0%)		19,372

TOTAL NET ASSETS 100.0%		$11,423,516,904

Percentages are based upon net assets.

Lifestyle Balanced Portfolio

Securities owned by the Portfolio on 6-30-12 (Unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 59.3%

John Hancock Funds II (G) 49.3%

All Cap Core, Class NAV (QS Investors)	20,817,383	$192,144,445

All Cap Value, Class NAV (Lord Abbett)	17,943,291	190,198,884

Alpha Opportunities, Class NAV
(Wellington)	34,245,524	356,153,453

Blue Chip Growth, Class NAV
(T. Rowe Price)	18,135,766	421,112,490

Capital Appreciation, Class NAV
(Jennison)	27,564,372	345,381,582

Capital Appreciation Value, Class NAV
(T. Rowe Price)	46,906,643	507,529,875

China Emerging Leaders, Class NAV
(Atlantis) (I)	7,490,698	72,210,329

Emerging Markets, Class NAV (DFA)	51,388,997	489,223,254

Equity-Income, Class NAV (T. Rowe Price)	21,646,035	325,123,449

Fundamental Global Franchise,
Class NAV (John Hancock1)(A)(I)	5,484,935	54,849,351

Fundamental Large Cap Value,
Class NAV (John Hancock1)(A)	20,693,093	210,448,753

Fundamental Value, Class NAV (Davis)	17,905,680	275,031,245

Global Real Estate, Class NAV (Deutsche)	19,936,862	152,317,625

Health Sciences, Class NAV (T. Rowe Price) (I)	11,402,687	151,427,677

Heritage, Class NAV (American Century)	6,092,789	45,756,847

Semiannual report | Lifestyle Portfolios	19

See notes to financial statements

Lifestyle Balanced Portfolio (continued)

	Shares	Value
John Hancock Funds II (G) (continued)

International Growth Stock, Class NAV (Invesco)	12,648,675	$132,558,114

International Opportunities,
Class NAV (Marsico) (I)	1,956,955	24,090,113

International Small Cap, Class NAV (Franklin)	3,771,801	51,937,704

International Small Company, Class NAV (DFA)	7,040,394	51,887,701

International Value, Class NAV (Franklin)	22,707,962	279,307,929

Mid Cap Stock, Class NAV (Wellington)	9,704,980	166,537,457

Mid Cap Value Equity, Class NAV (Columbia)	4,330,683	39,409,218

Mid Value, Class NAV (T. Rowe Price)	10,365,333	128,322,817

Mutual Shares, Class NAV (Franklin)	11,102,291	122,014,173

Natural Resources, Class NAV (Wellington)	10,973,358	170,087,047

Real Estate Equity, Class NAV (T. Rowe Price)	6,286,331	59,405,832

Redwood, Class NAV (RCM)	11,484,145	122,076,462

Small Cap Growth, Class NAV (Wellington)	4,750,824	40,144,464

Small Cap Opportunities,
Class NAV (Invesco/DFA)	1,450,242	31,600,775

Small Cap Value, Class NAV (Wellington)	2,586,564	42,497,253

Small Company Growth, Class NAV
(Invesco) (I)	2,208,302	31,689,128

Small Company Value, Class NAV
(T. Rowe Price)	2,304,160	61,221,534

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	3,555,310	31,428,944

Technical Opportunities, Class NAV
(Wellington)	14,151,561	138,826,812

U.S. Equity, Class NAV (GMO)	42,671,071	476,635,862

Value, Class NAV (Invesco)	4,833,359	47,705,250

John Hancock Funds III (G) 9.5%

Disciplined Value, Class NAV (Robeco)	10,481,376	141,079,315

Global Shareholder Yield,
Class NAV (Epoch)	29,521,611	284,883,549

International Core, Class NAV (GMO)	9,337,895	243,905,805

International Value Equity,
Class NAV (John Hancock1)(A)	11,248,639	86,839,494

Rainier Growth, Class NAV (Rainier) (I)	7,302,313	160,577,857

Strategic Growth, Class NAV
(John Hancock1)(A)	21,238,240	243,602,610

John Hancock Investment Trust (G) 0.5%

Small Cap Intrinsic Value,
Class NAV (John Hancock1)(A)	5,212,281	59,628,499

FIXED INCOME 37.5%

John Hancock Funds II (G) 37.5%

Active Bond, Class NAV
(John Hancock/Declaration1)(A)	49,502,770	506,908,370

Core Bond, Class NAV (Wells Capital)	15,726,336	210,261,115

Floating Rate Income,
Class NAV (WAMCO)	69,034,596	642,021,746

Global Bond, Class NAV (PIMCO)	24,913,289	307,429,988

Global High Yield, Class NAV (Stone Harbor)	15,487,938	158,906,242

High Income, Class NAV (John Hancock1)(A)	21,791,117	159,510,980

High Yield, Class NAV (WAMCO)	26,874,687	234,347,268

Investment Quality Bond, Class NAV
(Wellington)	6,990,049	90,171,632

Multi Sector Bond, Class NAV
(Stone Harbor)	43,032,788	435,922,146

Real Return Bond, Class NAV (PIMCO)	15,543,942	198,962,461

Spectrum Income, Class NAV
(T. Rowe Price)	40,973,878	441,288,667

Strategic Income Opportunities,
Class NAV (John Hancock1)(A)	46,240,356	497,546,234

Total Return, Class NAV (PIMCO)	35,329,842	506,629,933

U.S. High Yield Bond, Class NAV
(Wells Capital)	16,592,817	206,580,571

ALTERNATIVE 3.2%

John Hancock Funds II (G) 3.2%

Currency Strategies, Class NAV
(First Quadrant) (I)	28,349,975	$269,324,762

Lifestyle Balanced Portfolio (continued)

	Shares	Value
John Hancock Funds II (G) (continued)

Global Absolute Return Strategies,
Class NAV (Standard Life) (I)	11,453,876	$119,922,080

Total Investments (Lifestyle Balanced Portfolio)
(Cost $10,972,360,343) 100.0%	$12,244,545,172

Other assets and liabilities, net (0.0%)		472,992

TOTAL NET ASSETS 100.0%		$12,245,018,164

Percentages are based upon net assets.

Lifestyle Moderate Portfolio

Securities owned by the Portfolio on 6-30-12 (Unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 39.4%

John Hancock Funds II (G) 34.0%

All Cap Value, Class NAV (Lord Abbett)	3,874,697	$41,071,793

Alpha Opportunities, Class NAV (Wellington)	9,207,056	95,753,387

Blue Chip Growth, Class NAV
(T. Rowe Price)	5,868,972	136,277,524

Capital Appreciation Value, Class NAV
(T. Rowe Price)	12,803,137	138,529,944

Capital Appreciation, Class NAV (Jennison)	5,438,570	68,145,277

Emerging Markets, Class NAV (DFA)	10,424,996	99,245,962

Equity-Income, Class NAV (T. Rowe Price)	7,931,174	119,126,230

Fundamental Global Franchise,
Class NAV (John Hancock1)(A)(I)	1,412,782	14,127,818

Fundamental Large Cap Value,
Class NAV (John Hancock1)(A)	5,975,062	60,766,383

Fundamental Value, Class NAV (Davis)	5,258,074	80,764,020

Global Real Estate, Class NAV (Deutsche)	5,175,296	39,539,259

International Growth Stock,
Class NAV (Invesco)	2,858,900	29,961,276

International Opportunities, Class NAV
(Marsico) (I)	8,558	105,352

International Small Cap, Class NAV (Franklin)	712,327	9,808,747

International Small Company,
Class NAV (DFA)	1,333,618	9,828,765

International Value, Class NAV (Franklin)	4,421,233	54,381,160

Mid Cap Stock, Class NAV (Wellington)	2,571,757	44,131,354

Mid Value, Class NAV (T. Rowe Price)	3,564,730	44,131,354

Natural Resources, Class NAV (Wellington)	2,532,581	39,255,005

Real Estate Equity, Class NAV (T. Rowe Price)	2,089,059	19,741,604

Redwood, Class NAV (RCM)	3,974,353	42,247,368

Small Cap Growth, Class NAV (Wellington)	1,314,782	11,109,907

Small Cap Value, Class NAV (Wellington)	597,002	9,808,747

Small Company Growth, Class NAV
(Invesco) (I)	490,430	7,037,674

Small Company Value, Class NAV
(T. Rowe Price)	534,283	14,195,909

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	706,618	6,246,501

U.S. Equity, Class NAV (GMO)	10,678,945	119,283,811

John Hancock Funds III (G) 5.4%

Global Shareholder Yield,
Class NAV (Epoch)	8,151,518	78,662,146

International Core, Class NAV (GMO)	1,424,394	37,205,177

International Value Equity,
Class NAV (John Hancock1)(A)	2,380,296	18,375,884

Rainier Growth, Class NAV (Rainier) (I)	1,130,718	24,864,485

Strategic Growth, Class NAV
(John Hancock1)(A)	4,671,046	53,576,900

FIXED INCOME 57.2%

John Hancock Funds II (G) 57.2%

Active Bond, Class NAV
(John Hancock1/Declaration)(A)	31,157,904	319,056,937

20	Lifestyle Portfolios | Semiannual report

See notes to financial statements

Lifestyle Moderate Portfolio (continued)

	Shares	Value
John Hancock Funds II (G) (continued)

Core Bond, Class NAV (Wells Capital)	11,998,268	$160,416,843

Floating Rate Income,
Class NAV (WAMCO)	35,017,136	325,659,367

Global Bond, Class NAV (PIMCO)	10,045,159	123,957,260

Global High Yield, Class NAV (Stone Harbor)	6,312,877	64,770,120

High Income, Class NAV
(John Hancock1)(A)	8,418,787	61,625,523

High Yield, Class NAV (WAMCO)	10,578,390	92,243,558

Investment Quality Bond,
Class NAV (Wellington)	6,413,099	82,728,982

Multi Sector Bond, Class NAV
(Stone Harbor)	17,557,070	177,853,115

Real Return Bond, Class NAV (PIMCO)	6,724,621	86,075,152

Spectrum Income, Class NAV
(T. Rowe Price)	16,624,405	179,044,844

Strategic Income Opportunities,
Class NAV (John Hancock1)(A)	18,866,542	203,003,990

Total Return, Class NAV (PIMCO)	22,366,088	320,729,696

U.S. High Yield Bond, Class NAV
(Wells Capital)	6,582,765	81,955,419

ALTERNATIVE 3.4%

John Hancock Funds II (G) 3.4%

Currency Strategies, Class NAV
(First Quadrant) (I)	9,724,597	92,383,675

Global Absolute Return Strategies,
Class NAV (Standard Life) (I)	4,034,921	42,245,627

Total Investments (Lifestyle Moderate Portfolio)
(Cost $3,686,459,018) 100.0%		$3,981,056,831

Other assets and liabilities, net (0.0%)		374,018

TOTAL NET ASSETS 100.0%		$3,981,430,849

Percentages are based upon net assets.

Lifestyle Conservative Portfolio

Securities owned by the Portfolio on 6-30-12 (Unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 20.7%

John Hancock Funds II (G) 17.8%

All Cap Value, Class NAV (Lord Abbett)	643,543	$6,821,552

Blue Chip Growth, Class NAV
(T. Rowe Price)	4,608,525	107,009,960

Capital Appreciation Value,
Class NAV (T. Rowe Price)	6,317,885	68,359,512

Emerging Markets, Class NAV (DFA)	2,932,316	27,915,647

Equity-Income, Class NAV (T. Rowe Price)	5,508,821	82,742,489

Fundamental Global Franchise,
Class NAV (John Hancock1)(A)(I)	870,932	8,709,320

Fundamental Large Cap Value,
Class NAV (John Hancock1)(A)	688,275	6,999,752

Fundamental Value, Class NAV (Davis)	4,032,504	61,939,254

Global Real Estate, Class NAV (Deutsche)	3,668,057	28,023,957

International Growth Stock,
Class NAV (Invesco)	1,759,433	18,438,856

International Value, Class NAV (Franklin)	2,084,248	25,636,252

Mid Cap Stock, Class NAV (Wellington)	815,407	13,992,376

Mid Value, Class NAV (T. Rowe Price)	1,122,755	13,899,712

Natural Resources, Class NAV (Wellington)	1,383,763	21,448,324

Real Estate Equity, Class NAV (T. Rowe Price)	1,964,553	18,565,025

Redwood, Class NAV (RCM)	3,520,734	37,425,398

Small Cap Growth, Class NAV (Wellington)	1,102,951	9,319,935

Small Company Value, Class NAV
(T. Rowe Price)	349,428	9,284,295

U.S. Equity, Class NAV (GMO)	6,283,239	70,183,777

Lifestyle Conservative Portfolio (continued)

	Shares	Value
John Hancock Funds III (G) 2.9%

Global Shareholder Yield,
Class NAV (Epoch)	9,325,198	$89,988,159

International Core, Class NAV (GMO)	631,601	16,497,407

FIXED INCOME 76.3%

John Hancock Funds II (G) 76.3%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	36,441,043	373,156,276

Core Bond, Class NAV (Wells Capital)	14,225,368	190,193,170

Floating Rate Income, Class NAV
(WAMCO)	35,496,534	330,117,764

Global Bond, Class NAV (PIMCO)	11,837,904	146,079,738

Global High Yield, Class NAV
(Stone Harbor)	6,008,619	61,648,431

High Income, Class NAV
(John Hancock1)(A)	8,477,273	62,053,641

High Yield, Class NAV (WAMCO)	10,171,318	88,693,896

Investment Quality Bond,
Class NAV (Wellington)	14,434,477	186,204,757

Multi Sector Bond, Class NAV
(Stone Harbor)	17,709,858	179,400,866

Real Return Bond, Class NAV (PIMCO)	9,939,573	127,226,538

Short Term Government Income,
Class NAV (John Hancock1)(A)	14,837,813	148,674,889

Spectrum Income, Class NAV
(T. Rowe Price)	16,728,152	180,162,197

Strategic Income Opportunities,
Class NAV (John Hancock1)(A)	19,377,646	208,503,475

Total Return, Class NAV (PIMCO)	25,992,536	372,732,962

U.S. High Yield Bond, Class NAV
(Wells Capital)	6,332,903	78,844,641

ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV
(First Quadrant) (I)	8,492,720	80,680,844

Global Absolute Return Strategies,
Class NAV (Standard Life) (I)	2,286,964	23,944,514

Total Investments (Lifestyle Conservative Portfolio)
(Cost $3,357,005,433) 100.0%		$3,581,519,558

Other assets and liabilities, net (0.0%)		1,498,114

TOTAL NET ASSETS 100.0%		$3,583,017,672

Percentages are based upon net assets.

Footnote Legend:

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

2 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

Semiannual report | Lifestyle Portfolios	21

See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statements of assets and liabilities 6-30-12 (Unaudited)

These Statements of assets and liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced
Assets

Investments in affiliated underlying funds, at value	$3,694,503,543	$11,423,497,532	$12,244,545,172
Cash	171	170	179
Receivable for investments sold	17,231,594	55,743,697	47,051,286
Receivable for fund shares sold	551,093	2,587,054	4,403,355
Dividends and interest receivable	—	3,155,561	6,817,112
Due from adviser	201	231	231
Other assets	90,573	135,566	163,992
Total assets	3,712,377,175	11,485,119,811	12,302,981,327

Liabilities

Payable for investments purchased	—	3,377,292	7,300,448
Payable for fund shares repurchased	17,747,176	57,752,588	50,040,903
Distributions payable	—	—	114,517
Payable to affiliates: Accounting and legal services fees	41,248	123,245	125,470
Transfer agent fees	57,012	214,015	246,565
Trustees’ fees	4,634	11,726	11,029
Distribution and service fees	5,639	12,212	16,928
Other liabilities and accrued expenses	63,720	111,829	107,303
Total liabilities	17,919,429	61,602,907	57,963,163

Net assets

Paid-in capital	$3,852,237,468	$11,652,327,033	$12,418,033,153
Undistributed net investment income (loss)	(2,058,194)	34,679,311	(271,890)
Accumulated undistributed net realized gain (loss) on investments	(571,923,788)	(1,438,193,049)	(1,444,927,928)
Net unrealized appreciation (depreciation) on investments	416,202,260	1,174,703,609	1,272,184,829
Net assets	$3,694,457,746	$11,423,516,904	$12,245,018,164
Investments in affiliated underlying funds, at cost	$3,278,301,283	$10,248,793,923	$10,972,360,343

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$214,898,543	$792,168,265	$896,366,067
Shares outstanding	17,790,895	61,995,034	69,115,026
Net asset value and redemption price per share	$12.08	$12.78	$12.97
Class B:[1] Net assets	$23,339,109	$103,201,364	$99,569,422
Shares outstanding	1,934,049	8,082,285	7,678,274
Net asset value, offering price and redemption price per share	$12.07	$12.77	$12.97
Class C:[1] Net assets	$117,263,095	$452,638,018	$534,615,912
Shares outstanding	9,713,639	35,479,875	41,193,772
Net asset value, offering price and redemption price per share	$12.07	$12.76	$12.98
Class R1: Net assets	$8,724,755	$17,167,620	$18,019,617
Shares outstanding	721,228	1,339,877	1,393,749
Net asset value, offering price and redemption price per share	$12.10	$12.81	$12.93
Class R2: Net assets	$96,264	$97,418	$98,255
Shares outstanding	8,006	7,663	7,605
Net asset value, offering price and redemption price per share	$12.02	$12.71	$12.92
Class R3: Net assets	$9,808,795	$20,718,378	$36,201,111
Shares outstanding	814,192	1,624,822	2,796,662
Net asset value, offering price and redemption price per share	$12.05	$12.75	$12.94
Class R4: Net assets	$9,085,616	$21,996,429	$76,669,308
Shares outstanding	754,185	1,722,964	5,923,189
Net asset value, offering price and redemption price per share	$12.05	$12.77	$12.94
Class R5: Net assets	$11,748,441	$29,265,803	$44,130,587
Shares outstanding	973,348	2,288,396	3,404,804
Net asset value, offering price and redemption price per share	$12.07	$12.79	$12.96
Class R6: Net assets	$332,719	$215,511	$325,382
Shares outstanding	27,611	16,918	25,204
Net asset value, offering price and redemption price per share	$12.05	$12.74	$12.91
Class 1: Net assets	$3,299,160,409	$9,859,142,655	$10,468,801,773
Shares outstanding	273,839,790	773,385,280	811,095,909
Net asset value, offering price and redemption price per share	$12.05	$12.75	$12.91
Class 5: Net assets	—	$126,905,443	$70,220,730
Shares outstanding	—	9,963,787	5,438,636
Net asset value, offering price and redemption price per share	—	$12.74	$12.91

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.72	$13.45	$13.65

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

22	Lifestyle Portfolios | Semiannual report

See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 6-30-12 (Unaudited)

Continued

	Lifestyle	Lifestyle
	Moderate	Conservative
Assets

Investments in affiliated underlying funds, at value	$3,981,056,831	$3,581,519,558
Cash	185	171
Receivable for investments sold	9,667,853	13,150,315
Receivable for fund shares sold	2,244,742	4,324,262
Dividends and interest receivable	2,963,614	3,087,667
Due from adviser	230	231
Other assets	112,105	94,174
Total assets	3,996,045,560	3,602,176,378

Liabilities

Payable for investments purchased	3,179,992	3,306,054
Payable for fund shares repurchased	11,084,684	15,241,120
Distributions payable	131,699	384,338
Payable to affiliates: Accounting and legal services fees	39,897	34,771
Transfer agent fees	102,605	116,960
Trustees’ fees	2,911	2,219
Distribution and service fees	5,029	3,048
Other liabilities and accrued expenses	67,894	70,196
Total liabilities	14,614,711	19,158,706

Net assets

Paid-in capital	$3,894,956,062	$3,464,323,653
Undistributed net investment income (loss)	(140,717)	(133,322)
Accumulated undistributed net realized gain (loss) on investments	(207,982,309)	(105,686,784)
Net unrealized appreciation (depreciation) on investments	294,597,813	224,514,125
Net assets	$3,981,430,849	$3,583,017,672
Investments in affiliated underlying funds, at cost	$3,686,459,018	$3,357,005,433

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$341,427,104	$395,699,141
Shares outstanding	26,549,786	30,238,901
Net asset value and redemption price per share	$12.86	$13.09
Class B:[1] Net assets	$40,703,680	$42,956,571
Shares outstanding	3,167,718	3,282,252
Net asset value, offering price and redemption price per share	$12.85	$13.09
Class C:[1] Net assets	$260,087,408	$294,964,156
Shares outstanding	20,223,099	22,545,608
Net asset value, offering price and redemption price per share	$12.86	$13.08
Class R1: Net assets	$8,583,101	$7,690,122
Shares outstanding	667,575	587,704
Net asset value, offering price and redemption price per share	$12.86	$13.09
Class R2: Net assets	$98,977	$99,638
Shares outstanding	7,716	7,622
Net asset value, offering price and redemption price per share	$12.83	$13.07
Class R3: Net assets	$9,956,120	$11,146,258
Shares outstanding	775,381	853,048
Net asset value, offering price and redemption price per share	$12.84	$13.07
Class R4: Net assets	$9,744,358	$9,902,556
Shares outstanding	760,246	757,767
Net asset value, offering price and redemption price per share	$12.82	$13.07
Class R5: Net assets	$14,174,589	$16,325,857
Shares outstanding	1,104,145	1,247,868
Net asset value, offering price and redemption price per share	$12.84	$13.08
Class R6: Net assets	$114,846	$345,759
Shares outstanding	8,960	26,465
Net asset value, offering price and redemption price per share	$12.82	$13.06
Class 1: Net assets	$3,263,443,578	$2,803,887,614
Shares outstanding	254,326,756	214,568,863
Net asset value, offering price and redemption price per share	$12.83	$13.07
Class 5: Net assets	$33,097,088	—
Shares outstanding	2,581,622	—
Net asset value, offering price and redemption price per share	$12.82	—

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$13.54	$13.78

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

Semiannual report | Lifestyle Portfolios	23

See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the six months ended 6-30-12 (Unaudited)

These Statements of operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced	Moderate	Conservative
Investment income

Income distributions received from affiliated
underlying funds	$1,453,994	$45,996,386	$97,715,264	$44,650,053	$49,047,060

Expenses

Investment management fees	897,923	2,550,333	2,614,171	801,375	712,825
Distribution and service fees	1,959,043	6,567,400	7,206,577	2,791,608	2,896,528
Transfer agent fees	340,952	1,251,323	1,389,705	578,470	653,292
Accounting and legal services fees	249,574	752,872	783,467	252,038	224,814
State registration fees	62,410	90,778	91,623	71,598	98,723
Professional fees	55,914	110,488	113,979	57,563	54,518
Printing and postage	20,574	67,318	55,829	21,751	23,355
Custodian fees	6,001	6,001	6,001	6,001	6,001
Trustees’ fees	19,135	58,039	59,918	19,236	16,853
Registration and filing fees	18,736	29,450	57,078	31,381	33,332
Other	15,288	38,683	38,874	15,415	13,439

Total expenses before reductions and
amounts recaptured	3,645,550	11,522,685	12,417,222	4,646,436	4,733,680

Net expense reductions and amounts recaptured	(133,362)	(205,610)	(150,382)	(14,066)	(14,097)
Total expenses	3,512,188	11,317,075	12,266,840	4,632,370	4,719,583

Net investment income (loss)	(2,058,194)	34,679,311	85,448,424	40,017,683	44,327,477

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	67,174,021	243,882,888	149,560,556	32,972,233	15,607,154

Change in net unrealized appreciation
(depreciation) of
Investments in affiliated underlying funds	187,048,010	476,369,706	498,352,288	141,238,244	104,973,819
Net realized and unrealized gain (loss)	254,222,031	720,252,594	647,912,844	174,210,477	120,580,973

Increase (decrease) in net assets from
operations	$252,163,837	$754,931,905	$733,361,268	$214,228,160	$164,908,450

24	Lifestyle Portfolios | Semiannual report

See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Portfolios’ net assets have changed during the last two periods. They reflect earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

Lifestyle Aggressive			Lifestyle Growth
	Six Months Ended 6-30-12	Year Ended 12-31-11	Six Months Ended 6-30-12	Year Ended 12-31-11
	(Unaudited)		(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income (loss)	$(2,058,194)	$27,348,459	$34,679,311	$165,175,357
Net realized gain	67,174,021	103,114,366	243,882,888	113,769,220
Change in net unrealized appreciation (depreciation)	187,048,010	(391,725,607)	476,369,706	(850,845,129)
Increase (decrease) in net assets resulting	252,163,837	(261,262,782)	754,931,905	(571,900,552)
from operations

Distributions to shareholders
From net investment income
Class A	—	(700,042)	—	(7,782,581)
Class B	—	—	—	(348,822)
Class C	—	—	—	(1,670,295)
Class R1	—	—	—	(135,095)
Class R3	—	(10,424)	—	(196,334)
Class R4	—	(34,438)	—	(208,698)
Class R5	—	(88,708)	—	(398,709)
Class R6	—	(834)	—	(2,280)
Class 1	—	(27,078,977)	—	(153,172,473)
Class 5	—	—	—	(1,853,683)
From net realized gain
Class A	—	(2,172,881)	—	(6,345,616)
Class B	—	(141,550)	—	(853,249)
Class C	—	(782,476)	—	(3,867,923)
Class R1	—	(92,263)	—	(142,195)
Class R3	—	(106,667)	—	(197,097)
Class R4	—	(90,454)	—	(152,932)
Class R5	—	(133,667)	—	(237,967)
Class R6	—	(1,069)	—	(1,281)
Class 1	—	(34,682,871)	—	(86,094,161)
Class 5	—		—	(1,009,242)

Total distributions	—	(66,117,321)	—	(264,670,633)

From Portfolio share transactions	(95,696,826)	6,758,871	(148,608,542)	84,959,314

Total increase	156,467,011	(320,621,232)	606,323,363	(751,611,871)

Net assets

Beginning of period	3,537,990,735	3,858,611,967	10,817,193,541	11,568,805,412

End of period	$3,694,457,746	$3,537,990,735	$11,423,516,904	$10,817,193,541

Undistributed net investment income (loss)	($2,058,194)	—	$34,679,311	—

Semiannual report | Lifestyle Portfolios	25

See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifestyle Balanced		Lifestyle Moderate
	Six Months Ended 6-30-12	Year Ended 12-31-11	Six Months Ended 6-30-12	Year Ended 12-31-11
	(Unaudited)		(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$85,448,424	$279,875,969	$40,017,683	$116,480,410
Net realized gain	149,560,556	141,745,600	32,972,233	84,040,508
Change in net unrealized appreciation (depreciation)	498,352,288	(690,607,982)	141,238,244	(166,047,489)

Increase (decrease) in net assets resulting	733,361,268	(268,986,413)	214,228,160	34,473,429
from operations

Distributions to shareholders
From net investment income
Class A	(4,487,407)	(14,982,752)	(2,811,524)	(7,858,277)
Class B	(157,709)	(1,144,146)	(190,521)	(684,280)
Class C	(895,368)	(6,690,686)	(1,254,094)	(4,640,099)
Class R1	(61,149)	(284,743)	(52,027)	(167,694)
Class R2	(488)	—	(818)	—
Class R3	(151,997)	(680,259)	(70,408)	(263,588)
Class R4	(361,697)	(611,120)	(82,058)	(221,862)
Class R5	(309,053)	(1,042,148)	(142,547)	(478,476)
Class R6	(1,691)	(1,739)	(1,182)	(2,038)
Class 1	(78,762,459)	(254,081,557)	(35,204,485)	(101,831,050)
Class 5	(531,296)	(1,513,486)	(348,736)	(864,488)
From net realized gain
Class A	—	(6,004,534)	—	(2,045,833)
Class B	—	(679,849)	—	(237,300)
Class C	—	(3,884,359)	—	(1,564,925)
Class R1	—	(130,078)	—	(48,165)
Class R3	—	(287,062)	—	(70,316)
Class R4	—	(208,972)	—	(54,582)
Class R5	—	(334,545)	—	(105,512)
Class R6	—	(798)	—	(687)
Class 1	—	(79,114,700)	—	(21,102,136)
Class 5	—	(481,682)	—	(188,078)

Total distributions	(85,720,314)	(372,159,215)	(40,158,400)	(142,429,386)

From Portfolio share transactions	275,082,683	680,583,437	121,953,530	281,719,327

Total increase	922,723,637	39,437,809	296,023,290	173,763,370

Net assets

Beginning of period	11,322,294,527	11,282,856,718	3,685,407,559	3,511,644,189

End of period	$12,245,018,164	$11,322,294,527	$3,981,430,849	$3,685,407,559

Undistributed net investment income (loss)	($271,890)	—	($140,717)	—

26	Lifestyle Portfolios | Semiannual report

See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Conservative
	Six Months Ended 6-30-12	Year Ended 12-31-11
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$44,327,477	$114,879,484
Net realized gain	15,607,154	47,951,885
Change in net unrealized appreciation	104,973,819	(73,606,634)
(depreciation)
Increase in net assets resulting from	164,908,450	89,224,735
operations

Distributions to shareholders
From net investment income
Class A	(4,251,185)	(9,887,524)
Class B	(309,929)	(899,180)
Class C	(2,155,229)	(6,188,636)
Class R1	(66,339)	(191,049)
Class R2	(1,082)	—
Class R3	(105,538)	(323,031)
Class R4	(111,175)	(282,946)
Class R5	(186,644)	(501,696)
Class R6	(3,885)	(2,242)
Class 1	(37,269,793)	(97,126,511)
From net realized gain
Class A	—	(1,523,292)
Class B	—	(166,421)
Class C	—	(1,147,749)
Class R1	—	(29,044)
Class R3	—	(46,156)
Class R4	—	(39,364)
Class R5	—	(70,861)
Class R6	—	(451)
Class 1	—	(11,835,463)

Total distributions	(44,460,799)	(130,261,616)

From Portfolio share transactions	163,540,102	478,738,175

Total increase	283,987,753	437,701,294

Net assets

Beginning of period	3,299,029,919	2,861,328,625

End of period	$3,583,017,672	$3,299,029,919

Undistributed net investment income (loss)	($133,322)	—

Semiannual report | Lifestyle Portfolios	27

See notes to financial statements

Financial highlights

These Financial highlights show how each Portfolio’s net asset value for a share has changed since the end of the previous period.

Lifestyle Aggressive

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net									Expenses
			realized	Total							Expenses	including		Net
	Net asset	Net	and	from	From net						before re-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

6-30-2012[4]	11.30	(0.03)	0.81	0.78	—	—	—	—	12.08	6.90[5,8]	0.58[6,7]	0.57[6,7]	(0.24)[5]	215	13

12-31-2011	12.34	0.05	(0.92)	(0.87)	(0.05)	(0.12)	—	(0.17)	11.30	(7.09)[8]	0.58[7]	0.58[7]	0.39	200	25

12-31-2010	10.82	0.04	1.64	1.68	(0.04)	(0.12)	—	(0.16)	12.34	15.50[8]	0.59[7]	0.61[7,9]	0.34	185	19

12-31-2009	8.02	0.06	2.83	2.89	(0.05)	(0.04)	—	(0.09)	10.82	36.04[8]	0.72[7]	0.65[7]	0.70	138	23

12-31-2008	15.22	0.10	(6.58)	(6.48)	(0.09)	(0.63)	—	(0.72)	8.02	(42.40)[8]	0.66[7]	0.61[7]	0.77	78	36

12-31-2007	14.72	0.11	1.05	1.16	(0.12)	(0.54)	—	(0.66)	15.22	8.00[8]	0.59[7]	0.59[7]	0.69	116	21

CLASS B

6-30-2012[4]	11.33	(0.08)	0.82	0.74	—	—	—	—	12.07	6.53[5]	1.32[6,7]	1.35[6,7,9]	(0.63)[5]	23	13

12-31-2011	12.37	(0.05)	(0.92)	(0.97)	—	(0.07)	—	(0.07)	11.33	(7.83)[8]	1.33[7]	1.35[7,9]	(0.45)	23	25

12-31-2010	10.86	(0.05)	1.64	1.59	—	(0.08)	—	(0.08)	12.37	14.61[8]	1.37[7]	1.35[7,9]	(0.46)	24	19

12-31-2009	8.06	(0.01)	2.84	2.83	—	(0.03)	—	(0.03)	10.86	35.09[8]	1.60[7]	1.35[7]	(0.15)	22	23

12-31-2008	15.23	—[10]	(6.54)	(6.54)	—	(0.63)	—	(0.63)	8.06	(42.84)[8]	1.51[7]	1.35[7]	0.01	16	36

12-31-2007	14.72	(0.02)	1.07	1.05	—	(0.54)	—	(0.54)	15.23	7.23[8]	1.37[7]	1.35[7]	(0.13)	24	21

CLASS C

6-30-2012[4]	11.33	(0.07)	0.81	0.74	—	—	—	—	12.07	6.53[5,8]	1.28[6,7]	1.27[6,7]	(0.59)[5]	117	13

12-31-2011	12.37	(0.04)	(0.92)	(0.96)	—	(0.08)	—	(0.08)	11.33	(7.76)[8]	1.29[7]	1.28[7]	(0.36)	112	25

12-31-2010	10.86	(0.04)	1.63	1.59	—	(0.08)	—	(0.08)	12.37	14.61[8]	1.29[7]	1.33[7,9]	(0.39)	111	19

12-31-2009	8.06	(0.01)	2.84	2.83	—	(0.03)	—	(0.03)	10.86	35.09[8]	1.43[7]	1.35[7]	(0.14)	89	23

12-31-2008	15.23	0.01	(6.55)	(6.54)	—	(0.63)	—	(0.63)	8.06	(42.79)[8]	1.36[7]	1.31[7]	0.05	62	36

12-31-2007	14.73	—[10]	1.05	1.05	(0.01)	(0.54)	—	(0.55)	15.23	7.21[8]	1.32[7]	1.31[7]	0.03	95	21

CLASS R1

6-30-2012[4]	11.33	(0.05)	0.82	0.77	—	—	—	—	12.10	6.80[5,8]	0.92[6,7]	0.91[6,7]	(0.41)[5]	9	13

12-31-2011	12.38	(0.02)	(0.91)	(0.93)	—	(0.12)	—	(0.12)	11.33	(7.49)[8]	0.99[7]	0.98[7]	(0.14)	8	25

12-31-2010	10.87	—[11]	1.63	1.63	—	(0.12)	—	(0.12)	12.38	14.99[8]	0.91[7]	0.96[7,9]	(0.03)	8	19

12-31-2009	8.05	0.08	2.79	2.87	(0.01)	(0.04)	—	(0.05)	10.87	35.66[8]	1.16[7]	1.05[7]	0.81	6	23

12-31-2008	15.27	0.10	(6.63)	(6.53)	(0.06)	(0.63)	—	(0.69)	8.05	(42.56)[8]	1.49[7]	0.85[7]	0.83	2	36

12-31-2007	14.76	0.15	1.00	1.15	(0.10)	(0.54)	—	(0.64)	15.27	7.92[8]	3.54[7]	0.72[7,12]	0.92	1	21

CLASS R2

6-30-2012[4,13]	12.49	(0.02)	(0.45)	(0.47)	—	—	—	—	12.02	(3.76)[5,8]	15.95[6,7]	0.62[6,7]	(0.17)[5]	—[16]	13[14]

CLASS R3

6-30-2012[4]	11.28	(0.05)	0.82	0.77	—	—	—	—	12.05	6.83[5,8]	0.86[6,7]	0.85[6,7]	(0.38)[5]	10	13

12-31-2011	12.33	(0.01)	(0.90)	(0.91)	(0.02)	(0.12)	—	(0.14)	11.28	(7.41)[8]	0.87[7]	0.87[7]	(0.06)	10	25

12-31-2010	10.82	0.01	1.63	1.64	(0.01)	(0.12)	—	(0.13)	12.33	15.21[8]	0.85[7]	0.84[7]	0.06	12	19

12-31-2009	8.03	0.03	2.83	2.86	(0.03)	(0.04)	—	(0.07)	10.82	35.59[8]	0.95[7]	0.95[7]	0.31	10	23

12-31-2008	15.22	0.07	(6.57)	(6.50)	(0.06)	(0.63)	—	(0.69)	8.03	(42.54)[8]	0.91[7]	0.86[7]	0.59	6	36

12-31-2007	14.72	0.11	1.03	1.14	(0.10)	(0.54)	—	(0.64)	15.22	7.85[8]	1.21[7]	0.81[7,12]	0.68	7	21

CLASS R4

6-30-2012[4]	11.27	(0.03)	0.81	0.78	—	—	—	—	12.05	6.92[5,8]	0.57[6,7]	0.54[6,7]	(0.23)[5]	9	13

12-31-2011	12.32	0.04	(0.92)	(0.88)	(0.05)	(0.12)	—	(0.17)	11.27	(7.13)[8]	0.61[7]	0.61[7]	0.33	8	25

12-31-2010	10.81	0.04	1.64	1.68	(0.05)	(0.12)	—	(0.17)	12.32	15.56[8]	0.55[7]	0.55[7]	0.34	8	19

12-31-2009	8.01	0.06	2.83	2.89	(0.05)	(0.04)	—	(0.09)	10.81	36.09[8]	0.62[7]	0.62[7]	0.68	9	23

12-31-2008	15.21	0.18	(6.66)	(6.48)	(0.09)	(0.63)	—	(0.72)	8.01	(42.38)[8]	0.66[7]	0.56[7]	1.56	6	36

12-31-2007	14.71	0.11	1.07	1.18	(0.14)	(0.54)	—	(0.68)	15.21	8.13[8]	0.96[7]	0.54[7,12]	0.70	5	21

28	Lifestyle Portfolios | Semiannual report

See notes to financial statements

Financial highlights

Continued

Lifestyle Aggressive continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R5

6-30-2012[4]	11.27	(0.01)	0.81	0.80	—	—	—	—	12.07	7.10[5,8]	0.24[6,7]	0.24[6,7]	(0.08)[5]	12	13

12-31-2011	12.31	0.08	(0.91)	(0.83)	(0.09)	(0.12)	—	(0.21)	11.27	(6.76)[8]	0.26[7]	0.25[7]	0.67	12	25

12-31-2010	10.80	0.08	1.63	1.71	(0.08)	(0.12)	—	(0.20)	12.31	15.84[8]	0.26[7]	0.25[7]	0.68	11	19

12-31-2009	8.00	0.09	2.83	2.92	(0.08)	(0.04)	—	(0.12)	10.80	36.51[8]	0.32[7]	0.32[7]	0.97	10	23

12-31-2008	15.21	0.17	(6.62)	(6.45)	(0.13)	(0.63)	—	(0.76)	8.00	(42.18)[8]	0.32[7]	0.24[7]	1.42	6	36

12-31-2007	14.71	0.22	1.00	1.22	(0.18)	(0.54)	—	(0.72)	15.21	8.42[8]	1.11[7]	0.23[7,12]	1.40	3	21

CLASS R6

6-30-2012[4]	11.24	—[10]	0.81	0.81	—	—	—	—	12.05	7.21[5,8]	9.32[6,7]	0.11[6,7]	—[5,15]	—[16]	13

12-31-2011[17]	11.68	0.11	(0.33)	(0.22)	(0.10)	(0.12)	—	(0.22)	11.24	(1.87)[5,8]	16.56[6,7]	0.11[6,7]	0.95[5]	—[16]	25[18]

CLASS 1

6-30-2012[4]	11.24	—[10]	0.81	0.81	—	—	—	—	12.05	7.21[5,8]	0.12[6,7]	0.11[6,7]	(0.02)[5]	3,299	13

12-31-2011	12.28	0.10	(0.92)	(0.82)	(0.10)	(0.12)	—	(0.22)	11.24	(6.66)[8]	0.11[7]	0.11[7]	0.78	3,164	25

12-31-2010	10.77	0.09	1.63	1.72	(0.09)	(0.12)	—	(0.21)	12.28	16.01[8]	0.12[7]	0.11[7]	0.79	3,499	19

12-31-2009	7.98	0.10	2.83	2.93	(0.10)	(0.04)	—	(0.14)	10.77	36.70[8]	0.11[7]	0.11[7]	1.11	3,052	23

12-31-2008	15.18	0.15	(6.57)	(6.42)	(0.15)	(0.63)	—	(0.78)	7.98	(42.08)[8]	0.12[7]	0.12[7]	1.24	2,120	36

12-31-2007	14.68	0.15	1.09	1.24	(0.20)	(0.54)	—	(0.74)	15.18	8.54	0.11[7]	0.11[7]	0.94	3,416	21

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Six months ended 6-30-12. Unaudited.
5 Not annualized.
6 Annualized.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.63%–1.45%, 0.48%–1.40%, 0.48%–1.39%, 0.49%–1.40%, 0.49%–2.84% and 0.79%–0.91% for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Includes the impact of expense recapture for the following periods ended: 12-31-11: 0.05% of average net assets for Class B shares. 12-31-10: 0.03%, 0.03%, 0.05% and 0.05% of average net assets for Class A, Class B, Class C and Class R1 shares, respectively. See Note 4.
10 Less than $0.005 per share.
11 Less than ($0.005) per share.
12 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
13 The inception date for Class R2 shares is 3-1-12.
14 Portfolio turnover is shown for the period from 1-1-12 to 6-30-12.
15 Less than 0.005%.
16 Less than $500,000.
17 The inception date for Class R6 shares is 9-1-11.
18 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Growth

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

6-30-2012[4]	11.96	0.02	0.80	0.82	—	—	—	—	12.78	6.86[5,6]	0.57[7,8]	0.56[7,8]	0.12[6]	792	16

12-31-2011	12.89	0.15	(0.83)	(0.68)	(0.14)	(0.11)	—	(0.25)	11.96	(5.30)[6]	0.58[7]	0.57[7]	1.14	699	24

12-31-2010	11.50	0.19	1.51	1.70	(0.18)	(0.13)	—	(0.31)	12.89	14.77[6]	0.56[7]	0.55[7]	1.58	593	19

12-31-2009	8.73	0.21	2.81	3.02	(0.21)	(0.04)	—	(0.25)	11.50	34.54[6]	0.64[7]	0.62[7]	2.17	417	26

12-31-2008	15.05	0.27	(5.85)	(5.58)	(0.26)	(0.48)	—	(0.74)	8.73	(36.89)[6]	0.59[7]	0.57[7]	2.14	251	37

12-31-2007	14.72	0.28	0.73	1.01	(0.23)	(0.45)	—	(0.68)	15.05	6.96[6]	0.54[7]	0.53[7]	1.79	332	18

Semiannual report | Lifestyle Portfolios	29

See notes to financial statements

Financial highlights

Continued

Lifestyle Growth continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS B

6-30-2012[4]	12.00	(0.03)	0.80	0.77	—	—	—	—	12.77	6.42[5,6]	1.28[7,8]	1.28[7,8]	(0.23)[5]	103	16

12-31-2011	12.92	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	12.00	(5.91)[6]	1.29[7]	1.30[7,9]	0.37	93	24

12-31-2010	11.54	0.08	1.51	1.59	(0.08)	(0.13)	—	(0.21)	12.92	13.81[6]	1.29[7]	1.35[7,9]	0.69	89	19

12-31-2009	8.77	0.13	2.81	2.94	(0.13)	(0.04)	—	(0.17)	11.54	33.53[6]	1.48[7]	1.35[7]	1.32	75	26

12-31-2008	15.06	0.16	(5.81)	(5.65)	(0.16)	(0.48)	—	(0.64)	8.77	(37.35)[6]	1.41[7]	1.32[7]	1.30	54	37

12-31-2007	14.73	0.16	0.73	0.89	(0.11)	(0.45)	—	(0.56)	15.06	6.14[6]	1.30[7]	1.29[7]	1.02	78	18

CLASS C

6-30-2012[4]	11.99	(0.03)	0.80	0.77	—	—	—	—	12.76	6.42[5,6]	1.27[7,8]	1.26[7,8]	(0.23)[5]	453	16

12-31-2011	12.91	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	11.99	(5.90)[6]	1.28[7]	1.27[7]	0.38	422	24

12-31-2010	11.53	0.10	1.51	1.61	(0.10)	(0.13)	—	(0.23)	12.91	13.93[6]	1.25[7]	1.25[7]	0.84	404	19

12-31-2009	8.76	0.14	2.81	2.95	(0.14)	(0.04)	—	(0.18)	11.53	33.63[6]	1.35[7]	1.34[7]	1.37	305	26

12-31-2008	15.05	0.17	(5.81)	(5.64)	(0.17)	(0.48)	—	(0.65)	8.76	(37.33)[6]	1.30[7]	1.29[7]	1.36	206	37

12-31-2007	14.72	0.16	0.74	0.90	(0.12)	(0.45)	—	(0.57)	15.05	6.19[6]	1.25[7]	1.25[7]	1.05	294	18

CLASS R1

6-30-2012[4]	12.01	—[10]	0.80	0.80	—	—	—	—	12.81	6.66[5,6]	0.84[7,8]	0.84[7,8]	(0.02)[5]	17	16

12-31-2011	12.95	0.09	(0.81)	(0.72)	(0.11)	(0.11)	—	(0.22)	12.01	(5.59)[6]	0.92[7]	0.92[7]	0.70	16	24

12-31-2010	11.57	0.15	1.50	1.65	(0.14)	(0.13)	—	(0.27)	12.95	14.28[6]	0.87[7]	0.86[7]	1.24	15	19

12-31-2009	8.77	0.25	2.75	3.00	(0.16)	(0.04)	—	(0.20)	11.57	34.15[6]	1.02[7]	1.02[7]	2.45	11	26

12-31-2008	15.10	0.34	(5.96)	(5.62)	(0.23)	(0.48)	—	(0.71)	8.77	(37.05)[6]	1.34[7]	0.83[7]	2.81	3	37

12-31-2007	14.77	0.32	0.66	0.98	(0.20)	(0.45)	—	(0.65)	15.10	6.75[6]	2.42[7]	0.73[7]	2.02	2	18

CLASS R2

6-30-2012[5,11]	13.05	0.02	(0.36)	(0.34)	—	—	—	—	12.71	(2.61)[5,6]	15.85[7,8]	0.61[7,8]	0.14[5]	—[12]	16[13]

CLASS R3

6-30-2012[4]	11.95	—[14]	0.80	0.80	—	—	—	—	12.75	6.69[5,6]	0.79[7,8]	0.78[7,8]	—[5,14]	21	16

12-31-2011	12.88	0.10	(0.81)	(0.71)	(0.11)	(0.11)	—	(0.22)	11.95	(5.50)[6]	0.81[7]	0.81[7]	0.80	22	24

12-31-2010	11.50	0.15	1.51	1.66	(0.15)	(0.13)	—	(0.28)	12.88	14.46[6]	0.81[7]	0.81[7]	1.24	23	19

12-31-2009	8.73	0.18	2.81	2.99	(0.18)	(0.04)	—	(0.22)	11.50	34.26[6]	0.88[7]	0.88[7]	1.77	19	26

12-31-2008	15.03	0.24	(5.84)	(5.60)	(0.22)	(0.48)	—	(0.70)	8.73	(37.06)[6]	0.84[7]	0.83[7]	1.93	12	37

12-31-2007	14.71	0.28	0.69	0.97	(0.20)	(0.45)	—	(0.65)	15.03	6.69[6]	0.98[7]	0.80[7]	1.83	14	18

CLASS R4

6-30-2012[4]	11.95	0.02	0.80	0.82	—	—	—	—	12.77	6.86[5,6]	0.49[7,8]	0.48[7,8]	0.17[5]	22	16

12-31-2011	12.88	0.14	(0.81)	(0.67)	(0.15)	(0.11)	—	(0.26)	11.95	(5.18)[6]	0.52[7]	0.52[7]	1.08	17	24

12-31-2010	11.50	0.19	1.51	1.70	(0.19)	(0.13)	—	(0.32)	12.88	14.80[6]	0.48[7]	0.48[7]	1.57	19	19

12-31-2009	8.72	0.21	2.82	3.03	(0.21)	(0.04)	—	(0.25)	11.50	34.73[6]	0.54[7]	0.54[7]	2.11	16	26

12-31-2008	15.03	0.29	(5.86)	(5.57)	(0.26)	(0.48)	—	(0.74)	8.72	(36.87)[6]	0.56[7]	0.56[7]	2.34	13	37

12-31-2007	14.71	0.27	0.74	1.01	(0.24)	(0.45)	—	(0.69)	15.03	6.95[6]	0.64[7]	0.53[7]	1.76	15	18

CLASS R5

6-30-2012[4]	11.95	0.04	0.80	0.84	—	—	—	—	12.79	7.03[5,6]	0.18[7,8]	0.18[7,8]	0.31[5]	29	16

12-31-2011	12.88	0.19	(0.82)	(0.63)	(0.19)	(0.11)	—	(0.30)	11.95	(4.92)[6]	0.21[7]	0.20[7]	1.49	26	24

12-31-2010	11.50	0.21	1.52	1.73	(0.22)	(0.13)	—	(0.35)	12.88	15.06[6]	0.21[7]	0.21[7]	1.80	22	19

12-31-2009	8.72	0.25	2.81	3.06	(0.24)	(0.04)	—	(0.28)	11.50	35.09[6]	0.26[7]	0.26[7]	2.48	18	26

12-31-2008	15.04	0.33	(5.87)	(5.54)	(0.30)	(0.48)	—	(0.78)	8.72	(36.64)[6]	0.24[7]	0.24[7]	2.67	10	37

12-31-2007	14.71	0.39	0.67	1.06	(0.28)	(0.45)	—	(0.73)	15.04[5]	7.31[6]	0.54[7]	0.21[7]	2.53	8	18

CLASS R6

6-30-2012[4]	11.90	0.05	0.79	0.84	—	—	—	—	12.74	7.06[5,6]	8.48[7,8]	0.11[7,8]	0.36[5]	—[12]	16

12-31-2011[16]	12.34	0.19	(0.32)	(0.13)	(0.20)	(0.11)	—	(0.31)	11.90	(1.07)[5,6]	15.94[7,8]	0.10[7,8]	1.58[5]	—[12]	24[17]

CLASS 1

6-30-2012[4]	11.91	0.04	0.80	0.84	—	—	—	—	12.75	7.05[5,6]	0.11[7,8]	0.11[7,8]	0.34[5]	9,859	16

12-31-2011	12.84	0.19	(0.81)	(0.62)	(0.20)	(0.11)	—	(0.31)	11.91	(4.84)[6]	0.11[7]	0.11[7]	1.50	9,411	24

12-31-2010	11.45	0.23	1.52	1.75	(0.23)	(0.13)	—	(0.36)	12.84	15.30[6]	0.11[7]	0.11[7]	1.92	10,305	19

12-31-2009	8.68	0.25	2.81	3.06	(0.25)	(0.04)	—	(0.29)	11.45	35.27[6]	0.11[7]	0.11[7]	2.55	8,903	26

12-31-2008	15.00	0.32	(5.85)	(5.53)	(0.31)	(0.48)	—	(0.79)	8.68	(36.63)[6]	0.12[7]	0.12[7]	2.49	6,345	37

12-31-2007	14.67	0.30	0.77	1.07	(0.29)	(0.45)	—	(0.74)	15.00[5]	7.44[6]	0.11[7]	0.11[7]	1.94	9,574	18

30	Lifestyle Portfolios | Semiannual report

See notes to financial statements

Financial highlights

Continued

Lifestyle Growth continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS 5

6-30-2012[4]	11.90	0.05	0.79	0.84	—	—	—	—	12.74	7.06[5,6]	0.06[7,8]	0.06[7,8]	0.37[5]	127	16

12-31-2011	12.82	0.21	(0.81)	(0.60)	(0.21)	(0.11)	—	(0.32)	11.90	(4.72)[6]	0.06[7]	0.06[7]	1.63	111	24

12-31-2010	11.44	0.25	1.50	1.75	(0.24)	(0.13)	—	(0.37)	12.82	15.28[6]	0.06[7]	0.06[7]	2.07	98	19

12-31-2009	8.67	0.27	2.80	3.07	(0.26)	(0.04)	—	(0.30)	11.44	35.37[6]	0.07[7]	0.07[7]	2.70	68	26

12-31-2008	14.98	0.35	(5.86)	(5.51)	(0.32)	(0.48)	—	(0.80)	8.67	(36.57)[6]	0.07[7]	0.07[7]	2.78	41	37

12-31-2007	14.66	0.37	0.70	1.07	(0.30)	(0.45)	—	(0.75)	14.98	7.42[6]	0.06[7]	0.06[7]	2.39	46	18

1 Recognition of net investment income (loss) by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Six months ended 6-30-12. Unaudited.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.63%–1.45%, 0.48%–1.40%, 0.48%–1.39%, 0.49%–1.40%, 0.49%–2.84% and 0.79%–0.91% for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
8 Annualized.
9 Includes the impact of expense recapture for the following periods ended: 12-31-11: 0.02% of average net assets for Class B shares. 12-31-10: 0.07% of average net assets for Class B shares. See Note 4.
10 Less than ($0.005) per share.
11 The inception date for Class R2 shares is 3-1-12.
12 Less than $500,000.
13 Portfolio turnover is shown for the period from 1-1-12 to 6-30-12.
14 Less than $0.005 per share.
16 Period from 9-1-11 (inception date) to 12-31-12.
17 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Balanced

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

6-30-2012[4]	12.26	0.07	0.71	0.78	(0.07)	—	—	(0.07)	12.97	6.33[5,6]	0.56[7,8]	0.56[7,8]	0.54[5]	896	13

12-31-2011	12.96	0.28	(0.62)	(0.34)	(0.26)	(0.10)	—	(0.36)	12.26	(2.62)[6]	0.57[8]	0.57[8]	2.17	751	23

12-31-2010	11.85	0.31	1.23	1.54	(0.30)	(0.13)	—	(0.43)	12.96	13.13[6]	0.54[8]	0.54[8]	2.55	588	19

12-31-2009	9.22	0.35	2.65	3.00	(0.33)	(0.04)	—	(0.37)	11.85	32.87[6]	0.57[8]	0.56[8]	3.35	408	31[9]

12-31-2008	14.54	0.45	(4.96)	(4.51)	(0.42)	(0.39)	—	(0.81)	9.22	(31.63)[6]	0.54[8]	0.54[8]	3.60	249	36

12-31-2007	14.37	0.42	0.42	0.84	(0.35)	(0.32)	—	(0.67)	14.54	5.90[6]	0.51[8]	0.50[8]	2.84	284	14

CLASS B

6-30-2012[4]	12.26	0.02	0.71	0.73	(0.02)	—	—	(0.02)	12.97	5.96[5,6]	1.28[7,8]	1.28[7,8]	0.18[5]	100	13

12-31-2011	12.96	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.26	(3.30)[6]	1.29[8]	1.29[8]	1.41	85	23

12-31-2010	11.85	0.20	1.24	1.44	(0.20)	(0.13)	—	(0.33)	12.96	12.23[6]	1.28[8]	1.31[8,10]	1.67	74	19

12-31-2009	9.21	0.25	2.68	2.93	(0.25)	(0.04)	—	(0.29)	11.85	31.99[6]	1.40[8]	1.35[8]	2.44	64	31[9]

12-31-2008	14.53	0.33	(4.94)	(4.61)	(0.32)	(0.39)	—	(0.71)	9.21	(32.22)[6]	1.36[8]	1.32[8]	2.66	46	36

12-31-2007	14.37	0.29	0.42	0.71	(0.23)	(0.32)	—	(0.55)	14.53	5.02[6]	1.30[8]	1.30[8]	1.95	60	14

CLASS C

6-30-2012[4]	12.27	0.02	0.71	0.73	(0.02)	—	—	(0.02)	12.98	5.96[5,6]	1.26[7,8]	1.26[7,8]	0.18[5]	535	13

12-31-2011	12.97	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.27	(3.29)[6]	1.27[8]	1.27[8]	1.37	484	23

12-31-2010	11.86	0.22	1.23	1.45	(0.21)	(0.13)	—	(0.34)	12.97	12.34[6]	1.24[8]	1.24[8]	1.82	448	19

12-31-2009	9.22	0.27	2.67	2.94	(0.26)	(0.04)	—	(0.30)	11.86	32.08[6]	1.27[8]	1.26[8]	2.63	327	31[9]

12-31-2008	14.55	0.34	(4.95)	(4.61)	(0.33)	(0.39)	—	(0.72)	9.22	(32.19)[6]	1.24[8]	1.24[8]	2.76	209	36

12-31-2007	14.39	0.31	0.42	0.73	(0.25)	(0.32)	—	(0.57)	14.55	5.10[6]	1.22[8]	1.21[8]	2.09	268	14

Semiannual report | Lifestyle Portfolios	31

See notes to financial statements

Financial highlights

Continued

Lifestyle Balanced continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period come	(loss) on	invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R1

6-30-2012[4]	12.22	0.05	0.70	0.75	(0.04)	—	—	(0.04)	12.93	6.17[5,6]	0.84[7,8]	0.84[7,8]	0.39[5]	18	13

12-31-2011	12.92	0.22	(0.60)	(0.38)	(0.22)	(0.10)	—	(0.32)	12.22	(2.94)[6]	0.94[8]	0.94[8]	1.68	16	23

12-31-2010	11.82	0.26	1.23	1.49	(0.26)	(0.13)	—	(0.39)	12.92	12.75[6]	0.88[8]	0.88[8]	2.17	15	19

12-31-2009	9.20	0.43	2.51	2.94	(0.28)	(0.04)	—	(0.32)	11.82	32.21[6]	1.07[8]	1.07[8]	3.96	10	31[9]

12-31-2008	14.53	0.44	(5.01)	(4.57)	(0.37)	(0.39)	—	(0.76)	9.20	(32.01)[6]	2.58[8]	1.06[8]	3.69	1	36

12-31-2007	14.38	0.49	0.31	0.80	(0.33)	(0.32)	—	(0.65)	14.53	5.58[6]	7.35[8]	0.78[8,11]	3.25	1	14

CLASS R2

6-30-2012[4,12]	13.15	0.06	(0.23)	(0.17)	(0.06)	—	—	(0.06)	12.92	(1.27)[5,6]	15.76[7,8]	0.61[7,8]	0.58[5]	—[13]	13[14]

CLASS R3

6-30-2012[4]	12.24	0.05	0.70	0.75	(0.05)	—	—	(0.05)	12.94	6.15[5,6]	0.77[7,8]	0.77[7,8]	0.42[5]	36	13

12-31-2011	12.94	0.23	(0.59)	(0.36)	(0.24)	(0.10)	—	(0.34)	12.24	(2.82)[6]	0.79[8]	0.78[8]	1.79	36	23

12-31-2010	11.83	0.28	1.23	1.51	(0.27)	(0.13)	—	(0.40)	12.94	12.89[6]	0.79[8]	0.79[8]	2.28	39	19

12-31-2009	9.20	0.30	2.67	2.97	(0.30)	(0.04)	—	(0.34)	11.83	32.62[6]	0.84[8]	0.84[8]	2.94	30	31[9]

12-31-2008	14.52	0.40	(4.95)	(4.55)	(0.38)	(0.39)	—	(0.77)	9.20	(31.89)[6]	0.81[8]	0.80[8]	3.21	20	36

12-31-2007	14.36	0.43	0.37	0.80	(0.32)	(0.32)	—	(0.64)	14.52	5.65[6]	0.85[8]	0.76[8,11]	2.90	23	14

CLASS R4

6-30-2012[4]	12.24	0.09	0.68	0.77	(0.07)	—	—	(0.07)	12.94	6.32[5,6]	0.42[7,8]	0.39[7,8]	0.66[5]	77	13

12-31-2011	12.94	0.28	(0.60)	(0.32)	(0.28)	(0.10)	—	(0.38)	12.24	(2.52)[6]	0.50[8]	0.50[8]	2.13	26	23

12-31-2010	11.84	0.31	1.23	1.54	(0.31)	(0.13)	—	(0.44)	12.94	13.19[6]	0.45[8]	0.45[8]	2.53	29	19

12-31-2009	9.20	0.35	2.66	3.01	(0.33)	(0.04)	—	(0.37)	11.84	33.10[6]	0.53[8]	0.53[8]	3.37	24	31[9]

12-31-2008	14.52	0.43	(4.94)	(4.51)	(0.42)	(0.39)	—	(0.81)	9.20	(31.68)[6]	0.52[8]	0.52[8]	3.51	14	36

12-31-2007	14.36	0.39	0.45	0.84	(0.36)	(0.32)	—	(0.68)	14.52	5.91[6]	0.58[8]	0.51[8,11]	2.63	18	14

CLASS R5

6-30-2012[4]	12.26	0.09	0.70	0.79	(0.09)	—	—	(0.09)	12.96	6.46[5,6]	0.16[7,8]	0.16[7,8]	0.72[5]	44	13

12-31-2011	12.96	0.31	(0.60)	(0.29)	(0.31)	(0.10)	—	(0.41)	12.26	(2.23)[6]	0.18[8]	0.18[8]	2.42	42	23

12-31-2010	11.85	0.35	1.23	1.58	(0.34)	(0.13)	—	(0.47)	12.96	13.52[6]	0.18[8]	0.18[8]	2.89	38	19

12-31-2009	9.21	0.39	2.65	3.04	(0.36)	(0.04)	—	(0.40)	11.85	33.45[6]	0.22[8]	0.22[8]	3.74	27	31[9]

12-31-2008	14.52	0.54	(5.01)	(4.47)	(0.45)	(0.39)	—	(0.84)	9.21	(31.40)[6]	0.21[8]	0.21[8]	4.46	15	36

12-31-2007	14.36	0.50	0.38	0.88	(0.40)	(0.32)	—	(0.72)	14.52	6.18[6]	0.43[8]	0.21[8,11]	3.35	10	14

CLASS R6

6-30-2012[4]	12.21	0.11	0.69	0.80	(0.10)	—	—	(0.10)	12.91	6.52[5,6]	12.33[7,8]	0.11[7,8]	0.83[5]	—[13]	13

12-31-2011[15]	12.56	0.21	(0.24)	(0.03)	(0.22)	(0.10)	—	(0.32)	12.21	(0.22)[5,6]	16.36[7,8]	0.10[7,8]	1.69[5]	—[13]	23[16]

CLASS 1

6-30-2012[4]	12.21	0.10	0.70	0.80	(0.10)	—	—	(0.10)	12.91	6.52[5,6]	0.11[7,8]	0.11[7,8]	0.75[5]	10,469	13

12-31-2011	12.90	0.32	(0.59)	(0.27)	(0.32)	(0.10)	—	(0.42)	12.21	(2.10)[6]	0.11[8]	0.11[8]	2.49	9,822	23

12-31-2010	11.80	0.35	1.23	1.58	(0.35)	(0.13)	—	(0.48)	12.90	13.57[6]	0.11[8]	0.11[8]	2.88	10,003	19

12-31-2009	9.17	0.38	2.66	3.04	(0.37)	(0.04)	—	(0.41)	11.80	33.59	0.11[8]	0.11[8]	3.65	8,557	31[9]

12-31-2008	14.47	0.47	(4.91)	(4.44)	(0.47)	(0.39)	—	(0.86)	9.17	(31.37)	0.12[8]	0.12[8]	3.79	6,241	36

12-31-2007	14.31	0.42	0.47	0.89	(0.41)	(0.32)	—	(0.73)	14.47	6.30	0.11[8]	0.11[8]	2.84	8,928	14

CLASS 5

6-30-2012[4]	12.21	0.10	0.70	0.80	(0.10)	—	—	(0.10)	12.91	6.55[5,6]	0.06[7,8]	0.06[7,8]	0.79[5]	70	13

12-31-2011	12.91	0.34	(0.61)	(0.27)	(0.33)	(0.10)	—	(0.43)	12.21	(2.13)[6]	0.06[8]	0.06[8]	2.65	60	23

12-31-2010	11.80	0.37	1.23	1.60	(0.36)	(0.13)	—	(0.49)	12.91	13.71[6]	0.06[8]	0.06[8]	3.07	49	19

12-31-2009	9.17	0.40	2.65	3.05	(0.38)	(0.04)	—	(0.42)	11.80	33.66	0.07[8]	0.07[8]	3.89	32	31[9]

12-31-2008	14.48	0.50	(4.95)	(4.45)	(0.47)	(0.39)	—	(0.86)	9.17	(31.38)	0.07[8]	0.07[8]	4.07	18	36

12-31-2007	14.32	0.50	0.40	0.90	(0.42)	(0.32)	—	(0.74)	14.48	6.35	0.06[8]	0.06[8]	3.39	19	14

32	Lifestyle Portfolios | Semiannual report

See notes to financial statements

Financial highlights

Continued

Lifestyle Balanced continued

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Six months ended 6-30-12. Unaudited.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.63%–1.45%, 0.48%–1.40%, 0.48%–1.39%, 0.49%–1.40%, 0.49%–2.84% and 0.79%–0.91% for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
9 Excludes merger activity.
10 Includes the impact of expense recapture which amounted to 0.03% of average net assets. See Note 4.
11 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
12 The inception date for Class R2 shares is 3-1-12.
13 Less than $500,000.
14 Portfolio turnover is shown for the period from 1-1-12 to 6-30-12.
15 The inception date for Class R6 shares is 9-1-11.
16 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Moderate

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts and	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

6-30-2012[4]	12.28	0.11	0.58	0.69	(0.11)	—	—	(0.11)	12.86	5.60[5]	0.57[6,7]	0.57[6,7]	1.74[5]	341	12

12-31-2011	12.63	0.38	(0.29)	0.09	(0.35)	(0.09)	—	(0.44)	12.28	0.73[8]	0.58[6]	0.58[6]	2.96	299	19

12-31-2010	11.77	0.41	0.97	1.38	(0.39)	(0.13)	—	(0.52)	12.63	11.85[8]	0.55[6]	0.55[6]	3.37	220	20

12-31-2009	9.59	0.45	2.19	2.64	(0.42)	(0.04)	—	(0.46)	11.77	27.88[8]	0.54[6]	0.54[6]	4.27	146	29

12-31-2008	13.57	0.58	(3.76)	(3.18)	(0.54)	(0.26)	—	(0.80)	9.59	(23.88)[8]	0.53[6]	0.53[6]	4.81	86	32

12-31-2007	13.53	0.50	0.14	0.64	(0.41)	(0.19)	—	(0.60)	13.57	4.78[8]	0.53[6]	0.53[6]	3.57	76	13

CLASS B

6-30-2012[4]	12.27	0.06	0.58	0.64	(0.06)	—	—	(0.06)	12.85	5.23[5]	1.30[6,7]	1.30[6,7]	1.02[5]	41	12

12-31-2011	12.63	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.27	(0.08)[8]	1.32[6]	1.32[6]	2.22	35	19

12-31-2010	11.76	0.30	0.99	1.29	(0.29)	(0.13)	—	(0.42)	12.63	11.05[8]	1.30[6]	1.34[6,9]	2.50	26	20

12-31-2009	9.58	0.35	2.20	2.55	(0.33)	(0.04)	—	(0.37)	11.76	26.91[8]	1.41[6]	1.35[6]	3.33	20	29

12-31-2008	13.56	0.45	(3.74)	(3.29)	(0.43)	(0.26)	—	(0.69)	9.58	(24.56)[8]	1.39[6]	1.36[6]	3.70	14	32

12-31-2007	13.52	0.38	0.15	0.53	(0.30)	(0.19)	—	(0.49)	13.56	3.97[8]	1.43[6]	1.35[6]	2.73	15	13

CLASS C

6-30-2012[4]	12.28	0.07	0.57	0.64	(0.06)	—	—	(0.06)	12.86	5.24[5]	1.26[6,7]	1.26[6,7]	1.05[5]	260	12

12-31-2011	12.64	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.28	(0.05)[8]	1.28[6]	1.28[6]	2.21	227	19

12-31-2010	11.77	0.32	0.98	1.30	(0.30)	(0.13)	—	(0.43)	12.64	11.15[8]	1.25[6]	1.25[6]	2.67	183	20

12-31-2009	9.59	0.38	2.18	2.56	(0.34)	(0.04)	—	(0.38)	11.77	27.00[8]	1.25[6]	1.25[6]	3.58	116	29

12-31-2008	13.57	0.48	(3.75)	(3.27)	(0.45)	(0.26)	—	(0.71)	9.59	(24.44)[8]	1.25[6]	1.25[6]	4.02	69	32

12-31-2007	13.53	0.41	0.13	0.54	(0.31)	(0.19)	—	(0.50)	13.57	4.05[8]	1.24[6]	1.24[6]	2.94	69	13

CLASS R1

6-30-2012[4]	12.27	0.09	0.58	0.67	(0.08)	—	—	(0.08)	12.86	5.46[5]	0.97[6,7]	0.97[6,7]	1.36[5]	9	12

12-31-2011	12.63	0.30	(0.27)	0.03	(0.30)	(0.09)	—	(0.39)	12.27	0.21[8]	1.03[6]	1.03[6]	2.32	7	19

12-31-2010	11.76	0.33	1.00	1.33	(0.33)	(0.13)	—	(0.46)	12.63	11.45[8]	0.93[6]	0.98[6,9]	2.72	7	20

12-31-2009	9.58	0.50	2.09	2.59	(0.37)	(0.04)	—	(0.41)	11.76	27.35[8]	1.14[6]	1.06[6]	4.57	6	29

12-31-2008	13.58	0.64	(3.87)	(3.23)	(0.51)	(0.26)	—	(0.77)	9.58	(24.21)[8]	1.97[6]	0.85[6]	5.39	2	32

12-31-2007	13.54	0.52	0.10	0.62	(0.39)	(0.19)	—	(0.58)	13.58	4.63[8]	4.10[6]	0.71[6,10]	3.73	1	13

CLASS R2

6-30-2012[4,11]	12.96	0.10	(0.12)	(0.02)	(0.11)	—	—	(0.11)	12.83	(0.19)[5,8]	15.69[6,7]	0.62[6,7]	2.31[5]	—[12]	12[13]

Semiannual report | Lifestyle Portfolios	33

See notes to financial statements

Financial highlights

Continued

Lifestyle Moderate continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R3

6-30-2012[4]	12.26	0.09	0.58	0.67	(0.09)	—	—	(0.09)	12.84	5.47[5]	0.85[6,7]	0.85[6,7]	1.41[5]	10	12

12-31-2011	12.62	0.32	(0.27)	0.05	(0.32)	(0.09)	—	(0.41)	12.26	0.38[8]	0.88[6]	0.88[6]	2.54	10	19

12-31-2010	11.76	0.35	0.99	1.34	(0.35)	(0.13)	—	(0.48)	12.62	11.56[8]	0.87[6]	0.87[6]	2.87	10	20

12-31-2009	9.58	0.39	2.21	2.60	(0.38)	(0.04)	—	(0.42)	11.76	27.43[8]	0.95[6]	0.95[6]	3.72	8	29

12-31-2008	13.57	0.55	(3.78)	(3.23)	(0.50)	(0.26)	—	(0.76)	9.58	(24.22)[8]	1.00[6]	0.86[6]	4.55	5	32

12-31-2007	13.53	0.47	0.15	0.62	(0.39)	(0.19)	—	(0.58)	13.57	4.61[8]	1.51[6]	0.83[6,10]	3.40	4	13

CLASS R4

6-30-2012[4]	12.24	0.11	0.58	0.69	(0.11)	—	—	(0.11)	12.82	5.63[5,8]	0.56[6,7]	0.55[6,7]	1.77[5]	10	12

12-31-2011	12.60	0.36	(0.28)	0.08	(0.35)	(0.09)	—	(0.44)	12.24	0.65[8]	0.63[6]	0.63[6]	2.81	8	19

12-31-2010	11.74	0.40	0.97	1.37	(0.38)	(0.13)	—	(0.51)	12.60	11.84[8]	0.58[6]	0.60[6,9]	3.30	7	20

12-31-2009	9.57	0.40	2.22	2.62	(0.41)	(0.04)	—	(0.45)	11.74	27.71[8]	0.70[6]	0.66[6]	3.83	5	29

12-31-2008	13.55	0.56	(3.75)	(3.19)	(0.53)	(0.26)	—	(0.79)	9.57	(23.94)[8]	0.79[6]	0.57[6]	4.66	4	32

12-31-2007	13.51	0.47	0.18	0.65	(0.42)	(0.19)	—	(0.61)	13.55	4.87[8]	1.13[6]	0.54[6,10]	3.38	4	13

CLASS R5

6-30-2012[4]	12.26	0.13	0.58	0.71	(0.13)	—	—	(0.13)	12.84	5.80[5]	0.22[6,7]	0.22[6,7]	2.05[5]	14	12

12-31-2011	12.62	0.41	(0.28)	0.13	(0.40)	(0.09)	—	(0.49)	12.26	1.00[8]	0.24[6]	0.24[6]	3.21	15	19

12-31-2010	11.75	0.46	0.97	1.43	(0.43)	(0.13)	—	(0.56)	12.62	12.35[8]	0.24[6]	0.24[6]	3.75	11	20

12-31-2009	9.58	0.46	2.19	2.65	(0.44)	(0.04)	—	(0.48)	11.75	28.10[8]	0.32[6]	0.32[6]	4.39	8	29

12-31-2008	13.56	0.63	(3.78)	(3.15)	(0.57)	(0.26)	—	(0.83)	9.58	(23.67)[8]	0.36[6]	0.23[6]	5.27	5	32

12-31-2007	13.52	0.58	0.11	0.69	(0.46)	(0.19)	—	(0.65)	13.56	5.15[8]	0.97[6]	0.21[6,10]	4.21	4	13

CLASS R6

6-30-2012[4]	12.24	0.14	0.58	0.72	(0.14)	—	—	(0.14)	12.82	5.87[5,8]	15.66[6,7]	0.11[6,7]	2.20[5]	—[12]	12

12-31-2011[14]	12.51	0.24	(0.17)	0.07	(0.25)	(0.09)	—	(0.34)	12.24	0.60[5,8]	16.24[6,7]	0.11[6,7]	1.94[5]	—[12]	19[15]

CLASS 1

6-30-2012[4]	12.25	0.14	0.58	0.72	(0.14)	—	—	(0.14)	12.83	5.86[5]	0.11[6,7]	0.11[6,7]	2.18[5]	3,263	12

12-31-2011	12.61	0.41	(0.27)	0.14	(0.41)	(0.09)	—	(0.50)	12.25	1.12[8]	0.11[6]	0.11[6]	3.26	3,057	19

12-31-2010	11.74	0.44	1.00	1.44	(0.44)	(0.13)	—	(0.57)	12.61	12.43[8]	0.11[6]	0.11[6]	3.66	3,026	20

12-31-2009	9.56	0.47	2.21	2.68	(0.46)	(0.04)	—	(0.50)	11.74	28.49[8]	0.11[6]	0.11[6]	4.49	2,503	29

12-31-2008	13.54	0.59	(3.73)	(3.14)	(0.58)	(0.26)	—	(0.84)	9.56	(23.63)[8]	0.12[6]	0.12[6]	4.90	1,857	32

12-31-2007	13.50	0.49	0.21	0.70	(0.47)	(0.19)	—	(0.66)	13.54	5.25	0.11[6]	0.11[6,10]	3.53	2,339	13

CLASS 5

6-30-2012[4]	12.24	0.14	0.58	0.72	(0.14)	—	—	(0.14)	12.82	5.89[5]	0.06[6,7]	0.06[6,7]	2.26[5]	33	12

12-31-2011	12.60	0.44	(0.29)	0.15	(0.42)	(0.09)	—	(0.51)	12.24	1.17[8]	0.06[6]	0.06[6]	3.43	27	19

12-31-2010	11.73	0.47	0.97	1.44	(0.44)	(0.13)	—	(0.57)	12.60	12.50[8]	0.06[6]	0.06[6]	3.87	22	20

12-31-2009	9.56	0.51	2.17	2.68	(0.47)	(0.04)	—	(0.51)	11.73	28.45[8]	0.07[6]	0.07[6]	4.78	14	29

12-31-2008	13.54	0.67	(3.80)	(3.13)	(0.59)	(0.26)	—	(0.85)	9.56	(23.59)[8]	0.07[6]	0.07[6]	5.70	8	32

12-31-2007	13.49	0.53	0.19	0.72	(0.48)	(0.19)	—	(0.67)	13.54	5.39	0.06[6]	0.06	3.80	5	13

1 Recognition of net investment income (loss) by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Six months ended 6-30-12. Unaudited.
5 Not annualized.
6 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.63%–1.45%, 0.48%–1.40%, 0.48%–1.14%, 0.49%–1.17%, 0.49%–2.40% and 0.79%–0.91% for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
7 Annualized.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Includes the impact of expense recapture which amounted to 0.04%, 0.05% and 0.02% for Class B, Class R1 and Class R4, respectively of average net assets. See Note 4.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class R2 shares is 3-1-12.
12 Less than $500,000.
13 Portfolio turnover is shown for the period from 1-1-12 to 6-30-12.
14 The inception date for Class R6 shares is 9-1-11.
15 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

34	Lifestyle Portfolios | Semiannual report

See notes to financial statements

Financial highlights

Continued

Lifestyle Conservative

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

6-30-2012[4]	12.63	0.15	0.45	0.60	(0.14)	—	—	(0.14)	13.09	4.79[5]	0.57[6,7]	0.57[6,7]	1.13[5]	396	9

12-31-2011	12.77	0.46	(0.11)	0.35	(0.43)	(0.06)	—	(0.49)	12.63	2.75	0.58[6]	0.58[6]	3.61	340	15

12-31-2010	12.15	0.48	0.71	1.19	(0.45)	(0.12)	—	(0.57)	12.77	9.96	0.55[6]	0.55[6]	3.78	218	24

12-31-2009	10.39	0.54	1.77	2.31	(0.50)	(0.05)	—	(0.55)	12.15	22.53[8]	0.52[6]	0.52[6]	4.80	141	24

12-31-2008	13.32	0.73	(2.75)	(2.02)	(0.63)	(0.28)	—	(0.91)	10.39	(15.41)[8]	0.53[6]	0.53[6]	6.01	87	33

12-31-2007	13.29	0.59	0.05	0.64	(0.49)	(0.12)	—	(0.61)	13.32	4.89[8]	0.55[6]	0.54[6]	4.38	44	13

CLASS B

6-30-2012[4]	12.63	0.10	0.46	0.56	(0.10)	—	—	(0.10)	13.09	4.41[5]	1.31[6,7]	1.31[6,7]	0.77[5]	43	9

12-31-2011	12.77	0.35	(0.10)	0.25	(0.33)	(0.06)	—	(0.39)	12.63	2.01	1.31[6]	1.31[6]	2.75	37	15

12-31-2010	12.15	0.37	0.73	1.10	(0.36)	(0.12)	—	(0.48)	12.77	9.16	1.29[6]	1.29[6,9]	2.96	28	24

12-31-2009	10.40	0.44	1.77	2.21	(0.41)	(0.05)	—	(0.46)	12.15	21.46[8]	1.35[6]	1.35[6]	3.88	21	24

12-31-2008	13.32	0.59	(2.70)	(2.11)	(0.53)	(0.28)	—	(0.81)	10.40	(16.04)[8]	1.36[6]	1.34[6]	4.81	13	33

12-31-2007	13.29	0.50	0.04	0.54	(0.39)	(0.12)	—	(0.51)	13.32	4.11[8]	1.54[6]	1.32[6]	3.71	10	13

CLASS C

6-30-2012[4]	12.62	0.10	0.46	0.56	(0.10)	—	—	(0.10)	13.08	4.43[5]	1.27[6,7]	1.27[6,7]	0.79[5]	295	9

12-31-2011	12.77	0.36	(0.11)	0.25	(0.34)	(0.06)	—	(0.40)	12.62	1.95	1.28[6]	1.28[6]	2.81	254	15

12-31-2010	12.14	0.39	0.72	1.11	(0.36)	(0.12)	—	(0.48)	12.77	9.28	1.24[6]	1.24[6]	3.10	189	24

12-31-2009	10.39	0.46	1.76	2.22	(0.42)	(0.05)	—	(0.47)	12.14	21.58	1.24[6]	1.24[6]	4.08	119	24

12-31-2008	13.32	0.62	(2.73)	(2.11)	(0.54)	(0.28)	—	(0.82)	10.39	(16.03)[8]	1.24[6]	1.24[6]	5.05	73	33

12-31-2007	13.28	0.52	0.04	0.56	(0.40)	(0.12)	—	(0.52)	13.32	4.22[8]	1.28[6]	1.28[6,10]	3.88	44	13

CLASS R1

6-30-2012[4]	12.62	0.12	0.46	0.58	(0.11)	—	—	(0.11)	13.09	4.63[5]	1.03[6,7]	1.03[6,7]	0.90[5]	8	9

12-31-2011	12.78	0.33	(0.05)	0.28	(0.38)	(0.06)	—	(0.44)	12.62	2.19	1.06[6]	1.06[6]	2.57	7	15

12-31-2010	12.15	0.41	0.74	1.15	(0.40)	(0.12)	—	(0.52)	12.78	9.56	0.88[6]	0.93[6,9]	3.24	8	24

12-31-2009	10.41	0.57	1.66	2.23	(0.44)	(0.05)	—	(0.49)	12.15	21.74[8]	1.16[6]	1.06[6]	5.00	7	24

12-31-2008	13.34	1.02	(3.07)	(2.05)	(0.60)	(0.28)	—	(0.88)	10.41	(15.62)[8]	2.31[6]	0.88[6]	8.75	2	33

12-31-2007	13.30	0.57	0.07	0.64	(0.48)	(0.12)	—	(0.60)	13.34	4.83[8]	9.69[6]	0.71[6,10]	4.21	—[11]	13

CLASS R2

6-30-2012[4,12]	13.12	0.13	(0.04)	0.09	(0.14)	—	—	(0.14)	13.07	0.70[5]	15.62[7]	0.62[7]	3.03[5]	—[11]	9[13]

CLASS R3

6-30-2012[4]	12.60	0.13	0.46	0.59	(0.12)	—	—	(0.12)	13.07	4.72[5]	0.89[6,7]	0.89[6,7]	0.97[5]	11	9

12-31-2011	12.76	0.40	(0.11)	0.29	(0.39)	(0.06)	—	(0.45)	12.60	2.30	0.88[6]	0.88[6]	3.08	10	15

12-31-2010	12.14	0.42	0.74	1.16	(0.42)	(0.12)	—	(0.54)	12.76	9.68	0.86[6]	0.86[6,9]	3.36	11	24

12-31-2009	10.40	0.46	1.79	2.25	(0.46)	(0.05)	—	(0.51)	12.14	21.94	0.92[6]	0.92[6]	4.14	8	24

12-31-2008	13.33	0.54	(2.59)	(2.05)	(0.60)	(0.28)	—	(0.88)	10.40	(15.62)[8]	0.90[6]	0.83[6]	4.27	6	33

12-31-2007	13.29	0.70	(0.07)	0.63	(0.47)	(0.12)	—	(0.59)	13.33	4.81[8]	1.89[6]	0.81[6,10]	5.17	4	13

CLASS R4

6-30-2012[4]	12.61	0.15	0.45	0.60	(0.14)	—	—	(0.14)	13.07	4.78[5]	0.60[6,7]	0.58[6,7]	1.12[5]	10	9

12-31-2011	12.76	0.45	(0.11)	0.34	(0.43)	(0.06)	—	(0.49)	12.61	2.65	0.63[6]	0.63[6]	3.50	9	15

12-31-2010	12.13	0.47	0.72	1.19	(0.44)	(0.12)	—	(0.56)	12.76	9.90	0.61[6]	0.67[6,9]	3.77	7	24

12-31-2009	10.39	0.52	1.75	2.27	(0.48)	(0.05)	—	(0.53)	12.13	22.22[8]	0.77[6]	0.66[6]	4.60	4	24

12-31-2008	13.31	0.64	(2.65)	(2.01)	(0.63)	(0.28)	—	(0.91)	10.39	(15.38)[8]	0.87[6]	0.57[6]	5.21	3	33

12-31-2007	13.28	0.53	0.12	0.65	(0.50)	(0.12)	—	(0.62)	13.31	4.97[8]	1.46[6]	0.53[6,10]	3.96	3	13

Semiannual report | Lifestyle Portfolios	35

See notes to financial statements

Financial highlights

Continued

Lifestyle Conservative continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R5

6-30-2012[4]	12.62	0.18	0.45	0.63	(0.17)	—	—	(0.17)	13.08	4.96[5]	0.29[6,7]	0.29[6,7]	1.38[5]	16	9

12-31-2011	12.77	0.50	(0.12)	0.38	(0.47)	(0.06)	—	(0.53)	12.62	3.00	0.24[6]	0.24[6]	3.91	16	15

12-31-2010	12.15	0.50	0.74	1.24	(0.50)	(0.12)	—	(0.62)	12.77	10.34	0.23[6]	0.23[6]	3.96	9	24

12-31-2009	10.40	0.57	1.75	2.32	(0.52)	(0.05)	—	(0.57)	12.15	22.67	0.33[6]	0.33[6]	5.08	9	24

12-31-2008	13.32	0.86	(2.83)	(1.97)	(0.67)	(0.28)	—	(0.95)	10.40	(15.10)[8]	0.52[6]	0.25[6]	7.19	4	33

12-31-2007	13.29	0.57	0.12	0.69	(0.54)	(0.12)	—	(0.66)	13.32	5.27[8]	3.42[6]	0.22[6,10]	4.23	1	13

CLASS R6

6-30-2012[4]	12.61	0.22	0.41	0.63	(0.18)	—	—	(0.18)	13.06	4.96[5]	8.27[6,7]	0.11[7]	1.70[5]	—[11]	9

12-31-2011[14]	12.81	0.27	(0.12)	0.15	(0.29)	(0.06)	—	(0.35)	12.61	1.16[8,5]	16.16[6,7]	0.11[6,7]	2.13[5]	—[11]	15[15]

CLASS 1

6-30-2012[4]	12.61	0.18	0.46	0.64	(0.18)	—	—	(0.18)	13.07	5.04[5]	0.11[6,7]	0.11[6,7]	1.35[5]	2,804	9

12-31-2011	12.76	0.50	(0.10)	0.40	(0.49)	(0.06)	—	(0.55)	12.61	3.16	0.11[6]	0.11[6]	3.85	2,626	15

12-31-2010	12.13	0.51	0.75	1.26	(0.51)	(0.12)	—	(0.63)	12.76	10.51	0.11[6]	0.11[6]	4.08	2,391	24

12-31-2009	10.38	0.56	1.78	2.34	(0.54)	(0.05)	—	(0.59)	12.13	22.96	0.12[6]	0.12[6]	4.99	1,931	24

12-31-2008	13.30	0.71	(2.67)	(1.96)	(0.68)	(0.28)	—	(0.96)	10.38	(15.02)[8]	0.12[6]	0.12[6]	5.71	1,393	33

12-31-2007	13.27	0.57	0.14	0.71	(0.56)	(0.12)	—	(0.68)	13.30	5.38[8]	0.11[6]	0.11[6]	4.24	1,401	13

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Six months ended 6-30-12. Unaudited.
5 Not annualized.
6 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.63%–1.45%, 0.48%–1.40%, 0.48%–1.13%, 0.49%–1.09% , 0.49%–2.40% and 0.79%–0.91% for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
7 Annualized.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Includes the impact of expense recapture, which amounted to less than 0.005%, 0.05% and 0.06% of average net assets for Class B, Class R1 and Class R4 shares, respectively. See Note 4.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 Less than $500,000.
12 The inception date for Class R2 shares is 3-1-12.
13 Portfolio turnover is shown for the period from 1-1-12 to 6-30-12.
14 The inception date for Class R6 shares is 9-1-11.
15 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

36	Lifestyle Portfolios | Semiannual report

See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Trust is a series company, which means it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers multiple investment funds, five of which (collectively, Lifestyle Portfolios or the Portfolios, and individually a Portfolio) are presented in this report. The Lifestyle Portfolios are series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHFIII) and other affiliated funds of the John Hancock funds complex.

The Portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class A, Class B and Class C shares are open to all investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 Plan. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029, at www.jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Portfolios in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended June 30, 2012, there were no transfers between the levels described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Semiannual report | Lifestyle Portfolios	37

Line of credit. The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Portfolios to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating Portfolio on a pro rata basis and is reflected in other expenses on the Statements of operations. For the six months ended June 30, 2012, the Portfolios had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to a specific portfolio are allocated to such fund. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Portfolios have a capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforward available as of December 31, 2011:

	Capital Loss Carryforward
	Expiring at December 31,

Portfolio	2016	2017	2018

Lifestyle Aggressive	$67,288,224	$364,659,388	$69,388,579
Lifestyle Growth	329,311,236	966,013,756	—
Lifestyle Balanced	132,396,509	987,127,767	57,148,343
Lifestyle Moderate	—	151,772,098	17,269,113
Lifestyle Conservative	—	58,544,975	4,934,051

As of December 31, 2011, the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2012, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Lifestyle Aggressive	$3,414,258,726	$308,358,928	($28,114,111)	$280,244,817
Lifestyle Growth	10,630,474,698	891,182,343	(98,159,509)	793,022,834
Lifestyle Balanced	11,378,263,051	909,190,519	(42,908,398)	866,282,121
Lifestyle Moderate	3,757,982,703	253,821,503	(30,747,375)	223,074,128
Lifestyle Conservative	3,414,663,339	175,545,290	(8,689,071)	166,856,219

38	Lifestyle Portfolios | Semiannual report

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Lifestyle Aggressive and Lifestyle Growth Portfolios generally declare and pay income dividends and capital gain distributions, if any, at least annually. The Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative Portfolios generally declare and pay income dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals for all Portfolios.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Portfolios. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Portfolios pay the Adviser a management fee for its services to the Portfolios. The management fee has two components: (a) a fee on assets invested in a fund of the Trust or JHF III and (b) a fee on assets not invested in a fund of the Trust or JHF III (other assets). The fee on assets invested in a fund of the Trust or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the Portfolios and the corresponding John Hancock Variable Insurance Trust (JHVIT) Lifestyle Trusts and is equivalent to the sum of: (a) 0.05% of the first $7.5 billion of aggregate net assets and (b) 0.04% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is stated as an annual percentage of the current value of the aggregate net assets of the Portfolios and the corresponding JHVIT Lifestyle Trusts and is equivalent to the sum of: (a) 0.50% of the first $7.5 billion of aggregate net assets and (b) 0.49% of the excess over $7.5 billion of aggregate net assets.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Adviser, act as subadvisers to the Portfolios. QS Investors, LLC acts as subadviser consultant. The Portfolios are not responsible for payment of the subadvisory fees.

Expense Reimbursements. The Adviser voluntarily agreed to waive its advisory fee or reimburse each Portfolio so that the aggregate advisory fee retained by the Adviser with respect to both the Portfolio and the underlying investments (after payment of any subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolio’s first $7.5 billion of average daily net assets and 0.49% of the Portfolio’s average daily net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time by the Adviser upon notice to the Trust.

The Adviser had previously contractually agreed (except as noted below) to waive fees and/or reimburse certain class specific expenses, excluding fund level expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and idenmification expenses and other extraordinary expenses and acquired fund fees and expenses for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, to the extent that the above expenses for each class exceed 0.59%, 1.29%, 1.29%, 1.04%, 0.56% (effective 3-1-12), 0.94%, 0.64%, 0.34% and 0.05%, respectively, of the average daily net assets attributable to the classes. This expense fee waiver and/or reimbursement expired on April 30, 2012 for Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares, with the exception of Lifestyle Aggressive Portfolio Class B shares, which will continue in effect until at least April 30, 2013. This expense fee waiver and/or reimbursement will continue in effect until at least April 30, 2013 for Class R2 and Class R6 shares, unless renewed by mutual agreement of the Portfolios and the Adviser.

Semiannual report | Lifestyle Portfolios	39

For the six months ended June 30, 2012, the expense reductions related to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

						Expense Reimbursement by Class

Portfolio	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total

Lifestyle Aggressive	$7,045	$1,009	$3,903	$297	$4,946	$337	$321	$404	$8,316	$110,378	—	$136,956
Lifestyle Growth	12,697	1,680	7,504	281	4,947	366	352	479	8,326	165,218	$2,032	203,882
Lifestyle Balanced	9,089	1,017	5,650	191	4,946	401	618	468	8,329	112,697	714	144,120
Lifestyle Moderate	—	—	—	—	4,946	—	—	—	8,327	—	—	13,273
Lifestyle Conservative	—	—	—	—	4,946	—	—	—	8,320	—	—	13,266

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Portfolios are below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended June 30, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amount recovered
	recovery through	recovery through	recovery through	recovery through	during the six months
Portfolio	December 1, 2012	December 1, 2013	December 1, 2014	June 1, 2015	ended June 30, 2012

Lifestyle Aggressive	$13,402	$7,850	$11,680	$13,485	$4,354
Lifestyle Growth	—	—	5,277	13,269	—
Lifestyle Balanced	—	—	5,276	13,272	—
Lifestyle Moderate	—	—	5,276	13,273	—
Lifestyle Conservative	—	—	5,276	13,266	—

Amounts recovered by class

Portfolio	Class B

Lifestyle Aggressive	$4,354

The investment management fees incurred for the six months ended June 30, 2012 were equivalent to a net annual effective rate of 0.04% of each Portfolio’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2012 amounted to an annual rate of 0.01% of the Portfolios’ average daily net assets.

Distribution and service plans. The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolios pay for certain other services. The Portfolios may pay up to the following contractual rates of 12b-1 fees and other service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

40	Lifestyle Portfolios | Semiannual report

Share Class	12b-1 Fee	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

Effective June 1, 2012, the Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least May 31, 2013, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these fee limitations amounted to the following for Class R4 shares, for the six months ended June 30, 2012:

Class R4
Portfolio	12b-1 Reimbursement

Lifestyle Aggressive	$760
Lifestyle Growth	1,728
Lifestyle Balanced	6,262
Lifestyle Moderate	793
Lifestyle Conservative	831

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2012:

Lifestyle Aggressive		Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative

Net sales charges	$345,273	$2,444,041	$3,425,624	$1,369,404	$1,316,252
Retained for printing prospectuses,
advertising and sales literature	53,878	389,634	544,241	223,408	217,964
Sales commission to unrelated broker-dealers	278,186	1,996,620	2,833,707	1,114,056	1,068,184
Sales commission to affiliated sales personnel	13,209	57,787	47,676	31,940	30,104

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to reimburse the Distributor for commissions paid in connection with the sale of these shares. During the six months ended June 30, 2012, CDSCs received by the Distributor for Class B and Class C shares were as follows:

Portfolio	Class B	Class C

Lifestyle Aggressive	$32,675	$10,321
Lifestyle Growth	108,833	33,926
Lifestyle Balanced	95,269	32,610
Lifestyle Moderate	45,316	23,423
Lifestyle Conservative	49,200	41,534

Transfer agent fees. The Portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for record-keeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Lifestyle Portfolios	41

Class level expenses. Class level expenses for the six months ended June 30, 2012 were:

		Distribution and	Transfer	State	Printing and
Portfolio	Share class	service fees	agent fees	registration fees	postage

Lifestyle Aggressive	Class A	$321,664	$202,069	$11,997	$10,317
	Class B	118,508	22,257	5,930	2,058
	Class C	594,078	111,680	8,195	6,700
	Class R1	31,205	1,063	5,627	423
	Class R2	81	10	5,030	4
	Class R3	33,225	1,214	5,684	331
	Class R4	17,058	1,205	5,853	311
	Class R5	3,270	1,430	5,854	339
	Class R6	—	24	8,240	91
	Class 1	839,954	—	—	—
	Total	$1,959,043	$340,952	$62,410	$20,574

Lifestyle Growth	Class A	$1,146,046	$720,792	$28,745	$33,426
	Class B	505,546	95,233	9,220	7,141
	Class C	2,257,857	424,566	16,046	24,438
	Class R1	57,533	2,042	5,716	646
	Class R2	81	10	5,034	3
	Class R3	70,902	2,592	5,760	574
	Class R4	36,920	2,599	5,789	478
	Class R5	6,707	3,462	6,214	521
	Class R6	—	27	8,254	91
	Class 1	2,485,808	—	—	—
	Total	$6,567,400	$1,251,323	$90,778	$67,318

Lifestyle Balanced	Class A	$1,257,279	$791,722	$31,075	$26,119
	Class B	468,928	88,538	8,232	5,472
	Class C	2,605,285	490,320	15,323	21,583
	Class R1	60,097	2,107	5,738	553
	Class R2	82	10	5,034	3
	Class R3	119,905	4,388	5,948	738
	Class R4	87,051	7,537	5,878	567
	Class R5	9,845	5,066	6,142	703
	Class R6	—	17	8,253	91
	Class 1	$2,598,105	—	—	—
	Total	$7,206,577	$1,389,705	$91,623	$55,829

Lifestyle Moderate	Class A	$485,993	$305,950	$18,008	$9,513
	Class B	191,370	36,152	6,924	2,055
	Class C	1,227,970	231,479	10,469	8,806
	Class R1	29,238	977	5,706	333
	Class R2	82	10	5,034	4
	Class R3	32,368	1,174	5,714	324
	Class R4	16,329	1,136	5,731	263
	Class R5	3,450	1,579	5,762	362
	Class R6	—	13	8,250	91
	Class 1	804,808	—	—	—
	Total	$2,791,608	$578,470	$71,598	$21,751

Lifestyle Conservative	Class A	$558,020	$351,966	$25,165	$10,500
	Class B	200,460	37,839	8,667	2,400
	Class C	1,370,391	258,637	18,245	9,073
	Class R1	$26,828	899	7,717	341
	Class R2	82	10	5,034	4
	Class R3	34,724	1,278	8,593	314
	Class R4	17,398	1,212	7,917	279
	Class R5	3,471	1,424	9,133	353
	Class R6	—	27	8,252	91
	Class 1	685,154	—	—	—
	Total	$2,896,528	$653,292	$98,723	$23,355

Trustee expenses. The Portfolio compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

42	Lifestyle Portfolios | Semiannual report

Note 5 — Portfolio share transactions

Transactions in Portfolios shares for the six months ended June 30, 2012 and for the year ended December 31, 2011 were as follows:

Lifestyle Aggressive

	Six months ended 6-30-12			Year ended 12-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,357,573	$41,031,336	7,464,183	$91,404,027
Distributions reinvested	—	—	243,063	2,751,452
Repurchased	(3,291,428)	(40,366,242)	(4,951,189)	(60,481,347)

Net increase	66,145	$665,094	2,756,057	$33,674,132

Class B shares

Sold	141,481	$1,731,829	383,237	$4,721,859
Distributions reinvested	—	—	11,799	133,917
Repurchased	(206,792)	(2,518,945)	(342,031)	(4,148,048)

Net increase (decrease)	(65,311)	($787,116)	53,005	$707,728

Class C shares

Sold	868,962	$10,642,576	2,588,465	$31,926,500
Distributions reinvested	—	—	65,280	740,942
Repurchased	(1,009,792)	(12,302,723)	(1,764,063)	(21,317,749)

Net increase (decrease)	(140,830)	($1,660,147)	889,682	$11,349,693

Class R1 shares

Sold	82,054	$1,010,174	432,325	$5,441,786
Distributions reinvested	—	—	6,396	72,657
Repurchased	(108,720)	(1,322,331)	(366,618)	(4,506,805)

Net increase (decrease)	(26,666)	($312,157)	72,103	$1,007,638

Class R2 shares[1]

Sold	8,006	$100,000	—	—

Net increase	8,006	$100,000	—	—

Class R3 shares

Sold	131,389	$1,598,500	290,766	$3,553,417
Distributions reinvested	—	—	10,353	117,091
Repurchased	(184,275)	(2,224,284)	(418,553)	(5,043,806)

Net decrease	(52,886)	($625,784)	(117,434)	($1,373,298)

Class R4 shares

Sold	278,547	$3,335,887	489,290	$6,081,935
Distributions reinvested	—	—	11,062	124,889
Repurchased	(262,340)	(3,205,248)	(428,018)	(5,286,717)

Net increase	16,207	$130,639	72,334	$920,107

Class R5 shares

Sold	146,802	$1,801,185	520,513	$6,451,285
Distributions reinvested	—	—	19,696	222,375
Repurchased	(265,780)	(3,222,305)	(375,287)	(4,504,410)

Net increase (decrease)	(118,978)	($1,421,120)	164,922	$2,169,250

Class R6 shares[2]

Sold	23,046	$287,950	8,562	$100,000
Repurchased	(3,997)	(46,691)	—	—

Net increase	19,049	$241,259	8,562	$100,000

Class 1 shares

Sold	3,934,102	$48,456,099	10,943,704	$133,645,731
Distributions reinvested	—	—	5,480,200	61,761,848
Repurchased	(11,581,285)	(140,483,593)	(19,800,854)	(237,203,958)

Net decrease	(7,647,183)	($92,027,494)	(3,376,950)	($41,796,379)

Net increase (decrease)	(7,942,447)	($95,696,826)	522,281	$6,758,871

Semiannual report | Lifestyle Portfolios	43

Lifestyle Growth

	Six months ended 6-30-12			Year ended 12-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	10,973,700	$141,030,963	25,255,690	$325,712,890
Distributions reinvested	—	—	1,135,940	13,619,901
Repurchased	(7,425,841)	(95,214,188)	(13,974,478)	(179,071,981)

Net increase	3,547,859	$45,816,775	12,417,152	$160,260,810

Class B shares

Sold	981,046	$12,642,154	1,968,564	$25,335,379
Distributions reinvested	—	—	92,910	1,116,780
Repurchased	(674,792)	(8,626,319)	(1,198,774)	(15,315,522)

Net increase	306,254	$4,015,835	862,700	$11,136,637

Class C shares

Sold	3,691,419	$47,396,715	10,273,161	$132,871,906
Distributions reinvested	—	—	430,104	5,165,542
Repurchased	(3,418,526)	(43,748,377)	(6,786,907)	(86,332,541)

Net increase	272,893	$3,648,338	3,916,358	$51,704,907

Class R1 shares

Sold	222,113	$2,856,641	676,819	$8,740,362
Distributions reinvested	—	—	17,883	215,130
Repurchased	(192,059)	(2,459,778)	(559,464)	(7,376,787)

Net increase	30,054	$396,863	135,238	$1,578,705

Class R2 shares[1]

Sold	7,663	$100,000	—	—

Net increase	7,663	$100,000	—	—

Class R3 shares

Sold	240,390	$3,082,633	731,870	$9,416,869
Distributions reinvested	—	—	32,737	391,859
Repurchased	(419,033)	(5,304,132)	(772,447)	(9,941,308)

Net decrease	(178,643)	($2,221,499)	(7,840)	($132,580)

Class R4 shares

Sold	682,773	$8,548,019	713,217	$8,872,464
Distributions reinvested	—	—	30,211	361,630
Repurchased	(371,188)	(4,732,244)	(839,042)	(10,488,230)

Net increase (decrease)	311,585	$3,815,775	(95,614)	($1,254,136)

Class R5 shares

Sold	433,319	$5,553,252	938,722	$12,212,673
Distributions reinvested	—	—	52,770	631,654
Repurchased	(343,013)	(4,410,330)	(487,392)	(6,260,806)

Net increase	90,306	$1,142,922	504,100	$6,583,521

Class R6 shares[2]

Sold	5,403	$68,042	11,535	$141,552
Distributions reinvested	—	—	89	1,057
Repurchased	(100)	(1,258)	(9)	(105)

Net increase	5,303	$66,784	11,615	$142,504

Class 1 shares

Sold	7,992,426	$103,016,338	18,053,853	$233,685,010
Distributions reinvested	—	—	20,055,879	239,266,634
Repurchased	(24,793,437)	(316,427,765)	(50,656,774)	(639,910,781)

Net decrease	(16,801,011)	($213,411,427)	(12,547,042)	($166,959,137)

Class 5 shares

Sold	769,517	$9,807,319	1,704,430	$22,055,655
Distributions reinvested	—	—	240,178	2,862,925
Repurchased	(139,339)	(1,786,227)	(240,535)	(3,020,497)

Net increase	630,178	$8,021,092	1,704,073	$21,898,083

Net increase (decrease)	(11,777,559)	($148,608,542)	6,900,740	$84,959,314

44	Lifestyle Portfolios | Semiannual report

Lifestyle Balanced

	Six months ended 6-30-12			Year ended 12-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	14,942,041	$194,020,324	27,583,068	$357,729,036
Distributions reinvested	333,172	4,369,917	1,623,599	20,142,210
Repurchased	(7,429,847)	(96,538,288)	(13,281,688)	(171,487,865)

Net increase	7,845,366	$101,851,953	15,924,979	$206,383,381

Class B shares

Sold	1,243,288	$16,145,047	2,068,163	$26,625,612
Distributions reinvested	11,300	147,747	136,001	1,676,290
Repurchased	(487,538)	(6,301,677)	(1,032,699)	(13,314,679)

Net increase	767,050	$9,991,117	1,171,465	$14,987,223

Class C shares

Sold	5,406,602	$70,225,063	11,338,347	$147,444,834
Distributions reinvested	64,695	846,777	793,316	9,792,429
Repurchased	(3,726,774)	(48,248,228)	(7,232,333)	(93,268,932)

Net increase	1,744,523	$22,823,612	4,899,330	$63,968,331

Class R1 shares

Sold	323,147	$4,164,861	553,248	$7,178,427
Distributions reinvested	3,371	44,054	24,934	307,691
Repurchased	(258,280)	(3,339,173)	(376,903)	(4,861,927)

Net increase	68,238	$869,742	201,279	$2,624,191

Class R2 shares[1]

Sold	7,605	$100,000	—	—

Net increase	7,605	$100,000	—	—

Class R3 shares

Sold	374,402	$4,834,968	865,516	$11,151,510
Distributions reinvested	11,447	149,847	77,750	963,283
Repurchased	(520,968)	(6,732,281)	(1,041,990)	(13,534,250)

Net decrease	(135,119)	($1,747,466)	(98,724)	($1,419,457)

Class R4 shares

Sold	5,049,743	$66,315,773	871,720	$11,476,386
Distributions reinvested	27,686	361,504	65,932	819,277
Repurchased	(1,288,718)	(16,745,154)	(1,037,906)	(13,443,059)

Net increase (decrease)	3,788,711	$49,932,123	(100,254)	($1,147,396)

Class R5 shares

Sold	684,007	$8,889,889	1,642,807	$21,488,098
Distributions reinvested	23,565	309,053	110,529	1,376,693
Repurchased	(719,318)	(9,333,391)	(1,290,830)	(16,820,167)

Net increase (decrease)	(11,746)	($134,449)	462,506	$6,044,624

Class R6 shares[2]

Sold	17,027	$220,380	8,248	$103,500
Distributions reinvested	71	919	—	—
Repurchased	(142)	(1,831)	—	—

Net increase	16,956	$219,468	8,248	$103,500

Class 1 shares

Sold	22,067,722	$287,145,333	39,551,115	$511,123,439
Distributions reinvested	6,028,654	78,762,459	26,838,854	333,196,257
Repurchased	(21,720,306)	(281,687,621)	(36,844,586)	(470,092,098)

Net increase	6,376,070	$84,220,171	29,545,383	$374,227,598

Class 5 shares

Sold	641,642	$8,311,677	1,240,322	$16,132,683
Distributions reinvested	40,664	531,296	160,865	1,995,168
Repurchased	(149,201)	(1,886,561)	(259,546)	(3,316,409)

Net increase	533,105	$6,956,412	1,141,641	$14,811,442

Net increase	21,000,759	$275,082,683	53,155,853	$680,583,437

Semiannual report | Lifestyle Portfolios	45

Lifestyle Moderate

	Six months ended 6-30-12			Year ended 12-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	6,186,537	$79,520,482	11,478,695	$145,921,776
Distributions reinvested	208,332	2,695,908	754,289	9,356,716
Repurchased	(4,168,101)	(53,532,812)	(5,332,351)	(67,791,561)

Net increase	2,226,768	$28,683,578	6,900,633	$87,486,931

Class B shares

Sold	519,942	$6,663,669	1,075,807	$13,660,530
Distributions reinvested	12,912	166,886	63,595	786,336
Repurchased	(187,771)	(2,403,628)	(367,327)	(4,657,413)

Net increase	345,083	$4,426,927	772,075	$9,789,453

Class C shares

Sold	3,517,246	$45,174,392	6,906,563	$87,818,079
Distributions reinvested	90,460	1,170,168	457,098	5,659,846
Repurchased	(1,869,362)	(23,894,504)	(3,348,037)	(42,388,595)

Net increase	1,738,344	$22,450,056	4,015,624	$51,089,330

Class R1 shares

Sold	167,408	$2,142,818	290,222	$3,703,097
Distributions reinvested	2,859	36,974	13,573	168,255
Repurchased	(74,412)	(954,867)	(265,849)	(3,385,518)

Net increase	95,855	$1,224,925	37,946	$485,834

Class R2 shares[1]

Sold	7,716	$100,000	—	—
Net increase	7,716	$100,000	—	—

Class R3 shares

Sold	171,603	$2,200,350	403,702	$5,139,065
Distributions reinvested	5,435	70,209	26,932	333,836
Repurchased	(237,419)	(3,025,338)	(350,836)	(4,432,751)

Net increase (decrease)	(60,381)	($754,779)	79,798	$1,040,150

Class R4 shares

Sold	223,281	$2,825,293	246,227	$3,128,495
Distributions reinvested	6,363	82,058	22,330	276,444
Repurchased	(119,386)	(1,520,047)	(202,592)	(2,572,826)

Net increase	110,258	$1,387,304	65,965	$832,113

Class R5 shares

Sold	215,120	$2,747,787	790,524	$10,089,122
Distributions reinvested	11,007	142,192	47,006	582,669
Repurchased	(378,724)	(4,779,190)	(474,551)	(6,013,998)

Net increase (decrease)	(152,597)	($1,889,211)	362,979	$4,657,793

Class R6 shares[2]

Sold	999	$12,960	7,994	$100,000
Distributions reinvested	5	73	—	—
Repurchased	(38)	(484)	—	—

Net increase	966	$12,549	7,994	$100,000

Class 1 shares

Sold	8,489,649	$108,919,625	13,082,359	$166,615,780
Distributions reinvested	2,726,062	35,204,485	9,904,635	122,933,186
Repurchased	(6,407,189)	(82,247,552)	(13,422,853)	(169,449,859)

Net increase	4,808,522	$61,876,558	9,564,141	$120,099,107

Class 5 shares

Sold	459,590	$5,872,704	612,369	$7,775,812
Distributions reinvested	27,033	348,736	84,958	1,052,566
Repurchased	(140,519)	(1,785,817)	(213,134)	(2,689,762)

Net increase	346,104	$4,435,623	484,193	$6,138,616

Net increase	9,466,638	$121,953,530	22,291,348	$281,719,327

46	Lifestyle Portfolios | Semiannual report

Lifestyle Conservative

	Six months ended 6-30-12			Year ended 12-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,994,823	$104,155,612	16,626,365	$214,371,407
Distributions reinvested	303,927	3,981,214	819,424	10,398,314
Repurchased	(4,981,747)	(64,839,640)	(7,591,792)	(97,926,459)

Net increase	3,317,003	$43,297,186	9,853,997	$126,843,262

Class B shares

Sold	588,127	$7,663,662	1,213,609	$15,617,448
Distributions reinvested	19,390	254,019	66,498	843,963
Repurchased	(245,757)	(3,203,972)	(562,385)	(7,241,252)

Net increase	361,760	$4,713,709	717,722	$9,220,159

Class C shares

Sold	4,283,645	$55,789,526	9,052,182	$116,563,348
Distributions reinvested	137,762	1,803,664	469,469	5,958,102
Repurchased	(2,016,268)	(26,256,451)	(4,214,339)	(54,239,302)

Net increase	2,405,139	$31,336,739	5,307,312	$68,282,148

Class R1 shares

Sold	133,772	$1,739,511	306,782	$3,975,039
Distributions reinvested	4,422	57,911	14,449	183,680
Repurchased	(70,610)	(917,755)	(459,770)	(5,953,530)

Net increase (decrease)	67,584	$879,667	(138,539)	($1,794,811)

Class R2 shares[1]

Sold	7,622	$100,000	—	—

Net increase	7,622	$100,000	—	—

Class R3 shares

Sold	212,657	$2,777,527	442,216	$5,732,778
Distributions reinvested	7,951	103,983	29,066	369,187
Repurchased	(184,903)	(2,397,376)	(490,152)	(6,346,100)

Net increase (decrease)	35,705	$484,134	(18,870)	($244,135)

Class R4 shares

Sold	313,206	$4,076,060	460,870	$5,954,607
Distributions reinvested	8,369	109,459	25,387	322,310
Repurchased	(258,401)	(3,361,087)	(302,677)	(3,897,650)

Net increase	63,174	$824,432	183,580	$2,379,267

Class R5 shares

Sold	525,609	$6,846,815	737,253	$9,510,571
Distributions reinvested	14,068	184,185	44,615	566,159
Repurchased	(542,036)	(6,953,448)	(266,887)	(3,452,543)

Net increase (decrease)	(2,359)	$77,552	514,981	$6,624,187

Class R6 shares[2]

Sold	19,698	$259,584	7,806	$100,000
Distributions reinvested	193	2,517	—	—
Repurchased	(1,232)	(15,938)	—	—

Net increase	18,659	$246,163	7,806	$100,000

Class 1 shares

Sold	9,238,500	$120,167,011	24,495,781	$316,021,626
Distributions reinvested	2,849,549	37,269,793	8,583,834	108,961,974
Repurchased	(5,799,221)	(75,856,284)	(12,240,403)	(157,655,502)

Net increase	6,288,828	$81,580,520	20,839,212	$267,328,098

Net increase	12,563,115	$163,540,102	37,267,201	$478,738,175

1 Period from 3-1-12 (inception date) to 6-30-12.
2 The inception date for Class R6 shares is 9-1-11.

As of June 30, 2012, affiliates of the Portfolios owned 100% of shares of beneficial interest of Class R2 of the Lifestyle Portfolios. As of June 30, 2012, affiliates of the Portfolios owned 31%, 48%, 32%, 89% and 30% of shares of beneficial interest of Class R6 of the Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative Portfolios, respectively.

Semiannual report | Lifestyle Portfolios	47

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the six months ended June 30, 2012:

Portfolio	Purchases	Sales

Lifestyle Aggressive	$500,267,714	$597,842,957
Lifestyle Growth	1,796,848,255	1,910,842,825
Lifestyle Balanced	1,794,182,584	1,519,414,311
Lifestyle Moderate	591,356,363	469,782,153
Lifestyle Conservative	479,671,896	317,453,430

Note 7 — Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying fund’s net assets. As of June 30, 2012, the following Portfolios held 5% or more of an affiliated underlying fund’s net assets:

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Aggressive
John Hancock Funds II
All Cap Core	18.4%
All Cap Value	13.3%
Alpha Opportunities	15.9%
Blue Chip Growth	9.9%
Capital Appreciation	9.1%
Capital Appreciation Value	10.7%
China Emerging Leaders	14.7%
Currency Strategies	8.1%
Emerging Markets	15.1%
Equity-Income	11.6%
Fundamental Global Franchise	10.6%
Fundamental Large Cap Value	14.9%
Fundamental Value	14.0%
Global Real Estate	10.0%
Health Sciences	12.7%
Heritage	17.2%
International Growth Stock	13.9%
International Opportunities	21.9%
International Small Cap	12.1%
International Small Company	17.1%
International Value	11.7%
Mid Cap Stock	10.4%
Mid Cap Value Equity	15.5%
Mid Value	15.4%
Mutual Shares	16.4%
Natural Resources	11.2%
Real Estate Equity	8.8%
Redwood	9.0%
Small Cap Growth	13.8%
Small Cap Opportunities	29.9%
Small Cap Value	17.2%
Small Company Growth	16.7%
Small Company Value	9.8%
Smaller Company Growth	17.3%
Technical Opportunities	15.0%
U.S. Equity	9.2%
Value	16.4%
John Hancock Funds III
International Core	7.4%
International Value Equity	10.3%
Rainier Growth	7.0%
Strategic Growth	14.1%
John Hancock Investment Trust
Small Cap Intrinsic Value	14.9%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Growth
John Hancock Funds II
Active Bond	9.1%
All Cap Core	47.7%
All Cap Value	34.4%
Alpha Opportunities	41.0%
Blue Chip Growth	25.7%
Capital Appreciation	26.0%
Capital Appreciation Value	31.6%
China Emerging Leaders	37.3%
Currency Strategies	23.9%
Emerging Markets	33.2%
Equity-Income	29.0%
Floating Rate Income	12.0%
Fundamental Global Franchise	35.9%
Fundamental Large Cap Value	38.7%
Fundamental Value	34.9%
Global Absolute Return Strategies	16.6%
Global Bond	9.1%
Global High Yield	19.5%
Global Real Estate	30.6%
Health Sciences	36.2%
Heritage	38.5%
High Income	27.0%
High Yield	13.1%
International Growth Stock	34.1%
International Opportunities	40.6%
International Small Cap	26.3%
International Small Company	37.8%
International Value	27.3%
Mid Cap Stock	27.0%
Mid Cap Value Equity	35.1%
Mid Value	40.0%
Multi Sector Bond	14.8%
Mutual Shares	40.5%
Natural Resources	24.3%
Real Estate Equity	27.8%
Real Return Bond	8.1%
Redwood	27.3%
Small Cap Growth	31.4%
Small Cap Opportunities	55.7%
Small Cap Value	37.2%
Small Company Growth	37.1%
Small Company Value	22.1%
Smaller Company Growth	37.8%
Spectrum Income	15.2%
Strategic Income Opportunities	7.7%
Technical Opportunities	42.9%
Total Return	8.7%
U.S. Equity	30.2%
U.S. High Yield Bond	18.6%
Value	38.1%

48	Lifestyle Portfolios | Semiannual report

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Growth (continued)
John Hancock Funds III
Disciplined Value	7.0%
Global Shareholder Yield	16.7%
International Core	18.7%
International Value Equity	38.8%
Rainier Growth	18.8%
Strategic Growth	38.9%
John Hancock Investment Trust
Small Cap Intrinsic Value	25.7%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Balanced
John Hancock Funds II
Active Bond	33.2%
All Cap Core	33.9%
All Cap Value	24.8%
Alpha Opportunities	27.7%
Blue Chip Growth	19.7%
Capital Appreciation	19.3%
Capital Appreciation Value	30.7%
China Emerging Leaders	31.8%
Core Bond	33.4%
Currency Strategies	28.7%
Emerging Markets	22.7%
Equity-Income	21.7%
Floating Rate Income	25.6%
Fundamental Global Franchise	35.3%
Fundamental Large Cap Value	27.6%
Fundamental Value	24.0%
Global Absolute Return Strategies	17.7%
Global Bond	38.6%
Global High Yield	34.8%
Global Real Estate	30.1%
Health Sciences	34.7%
Heritage	31.5%
High Income	40.4%
High Yield	24.1%
International Growth Stock	32.4%
International Opportunities	10.6%
International Small Cap	16.1%
International Small Company	22.8%
International Value	22.3%
Investment Quality Bond	20.4%
Mid Cap Stock	17.1%
Mid Cap Value Equity	38.5%
Mid Value	23.8%
Multi Sector Bond	40.7%
Mutual Shares	30.4%
Natural Resources	21.2%
Real Estate Equity	29.9%
Real Return Bond	29.3%
Redwood	29.2%
Small Cap Growth	28.0%
Small Cap Opportunities	40.9%
Small Cap Value	30.6%
Small Company Growth	30.4%
Small Company Value	19.0%
Smaller Company Growth	30.1%
Spectrum Income	41.4%
Strategic Income Opportunities	16.4%
Technical Opportunities	26.4%
Total Return	21.1%
U.S. Equity	28.3%
U.S. High Yield Bond	32.0%
Value	31.5%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Balanced (continued)
John Hancock Funds III
Disciplined Value	5.2%
Global Shareholder Yield	16.6%
International Core	15.1%
International Value Equity	31.8%
Rainier Growth	14.0%
Strategic Growth	30.5%
John Hancock Investment Trust
Small Cap Intrinsic Value	18.2%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Moderate
John Hancock Funds II
Active Bond	20.9%
All Cap Value	5.4%
Alpha Opportunities	7.4%
Blue Chip Growth	6.4%
Capital Appreciation Value	8.4%
Core Bond	25.5%
Currency Strategies	9.8%
Equity-Income	7.9%
Floating Rate Income	13.0%
Fundamental Global Franchise	9.1%
Fundamental Large Cap Value	8.0%
Fundamental Value	7.1%
Global Absolute Return Strategies	6.2%
Global Bond	15.6%
Global High Yield	14.2%
Global Real Estate	7.8%
High Income	15.6%
High Yield	9.5%
International Growth Stock	7.3%
Investment Quality Bond	18.7%
Mid Value	8.2%
Multi Sector Bond	16.6%
Real Estate Equity	9.9%
Real Return Bond	12.7%
Redwood	10.1%
Small Cap Growth	7.8%
Small Cap Value	7.1%
Small Company Growth	6.7%
Smaller Company Growth	6.0%
Spectrum Income	16.8%
Strategic Income Opportunities	6.7%
Total Return	13.3%
U.S. Equity	7.1%
U.S. High Yield Bond	12.7%
John Hancock Funds III
International Value Equity Fund	6.7%
Strategic Growth	6.7%

Semiannual report | Lifestyle Portfolios	49

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Conservative
John Hancock Funds II
Active Bond	24.5%
Core Bond	30.2%
Currency Strategies	8.6%
Equity-Income	5.5%
Floating Rate Income	13.2%
Fundamental Global Franchise	5.6%
Fundamental Value	5.4%
Global Bond	18.3%
Global High Yield	13.5%
Global Real Estate	5.5%
High Income	15.7%
High Yield	9.1%
Investment Quality Bond	42.1%
Multi Sector Bond	16.7%
Natural Resources	2.7%
Real Estate Equity	9.3%
Real Return Bond	18.8%
Redwood	9.0%
Short Term Government Income	83.0%
Small Cap Growth	6.5%
Spectrum Income	16.9%
Strategic Income Opportunities	6.9%
Total Return	15.5%
U.S. High Yield Bond	12.2%
John Hancock Funds III
Global Shareholder Yield	5.2%

50	Lifestyle Portfolios | Semiannual report

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the “Board”) of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios of John Hancock Funds II (the “Trust”) discussed in this semi-annual report (the “Funds”).

At in-person meetings held on May 24–25, 2012, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the Funds (each a “Subadviser”, and collectively, the “Subadvisers”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1) the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Subadvisers to the Funds;

(2) the investment performance of the Funds and their Subadvisers;

(3) the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5) comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the Subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 24–25, 2012, the Board, including all of the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Subadviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Subadvisers regarding the nature, extent and quality of services provided by the Adviser and the Subadvisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Subadvisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisers with JHIMS, noting any potential conflicts of interest.

Semiannual report | Lifestyle Portfolios	51

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisers, and is also responsible for monitoring and reviewing the activities of the Subadvisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of JHIMS’ management and the quality of the performance of its duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1) — (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the Subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d) considered the financial condition of JHIMS and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e) recognized JHIMS’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2) — (a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

(3) — (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Variable Insurance Trust (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement

52	Lifestyle Portfolios | Semiannual report

rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the funds of funds, money market funds and index funds of the Trust and John Hancock Variable Insurance Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4) — (a) reviewed the financial statements of JHIMS and considered an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’s relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(d) noted that certain of the Funds’ Subadvisers are affiliates of the Adviser;

(e) noted that John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, provide transfer agency services and distribution services to the Funds, respectively, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(f) noted that the subadvisory fees for the Funds are paid by JHIMS and are negotiated at arms’ length with respect to the unaffiliated Subadvisers; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5) — reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

Semiannual report | Lifestyle Portfolios	53

In addition, the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund and concluded that the advisory fee to be paid to the Adviser with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1) information relating to each Subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund, including any breakpoints, and comparative fee information prepared by an independent third party of mutual fund data; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Subadvisers.

With respect to the services provided by each of the Subadvisers, the Board received information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadviser’s compliance program and any disciplinary history. The Board also considered the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadviser.

The Board considered each Subadviser’s investment process and philosophy. The Board took into account that each Subadviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Subadvisers.

The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by each Fund’s Subadviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding any Material Relationships with respect to the unaffiliated Subadvisers, which include arrangements in which unaffiliated Subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Subadviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

54	Lifestyle Portfolios | Semiannual report

(3) The subadvisory fees generally are (i) competitive and within the range of industry norms and (ii) are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Subadviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadviser for the Funds and concluded that the subadvisory fee to be paid to the Subadviser with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and each of the Subadvisory Agreements for an additional one-year period.

Semiannual report | Lifestyle Portfolios	55

Appendix A

Portfolio	Performance of Trust,
(Subadviser)	as of March 31, 2012	Fees and Expenses	Other Comments

JHF II Lifestyle	Benchmark Index — The	Subadvisory fees for the peer	The Board took into account
Aggressive Portfolio	Portfolio underperformed for	group are not available.	management’s discussion of
	the one-year period, under-		the factors that contributed to
John Hancock Asset	performed for the three-year	Net management fees for this	the Portfolio’s performance,
Management a divi-	period, and underperformed	Portfolio are higher than the	including the subadvisor’s
sion of Manulife Asset	for the five-year period.	peer group median.	investment style and current
Management (North			market conditions.
America) Limited	Lipper Peer Group — The	Total expenses for this Portfolio
	Portfolio underperformed for	are lower than the peer	The Board took into account
John Hancock Asset	the one-year period, under-	group median.	management’s discussion of the
Management a divi-	performed for the three-year		Portfolio’s expenses and the
sion of Manulife Asset	period, and underperformed		peer group.
Management (US) LLC	for the five-year period.

QS Investors, LLC

JHF II Lifestyle	Benchmark Index — The	Subadvisory fees: Limited	The Board took into account
Balanced Portfolio	Portfolio underperformed for	peer group.	management’s discussion of
	the one-year period, outper-		the Portfolio’s performance,
John Hancock Asset	formed for the three-year	Net management fees for this	including the Portfolio’s favor-
Management a divi-	period, and underperformed	Portfolio are lower than the	able performance relative to the
sion of Manulife Asset	for the five-year period.	peer group median.	peer group over the three- and
Management (North			five-year periods.
America) Limited	Lipper Peer Group — The	Total expenses for this Portfolio
	Portfolio underperformed for	are lower than the peer
John Hancock Asset	the one-year period, outper-	group median.
Management a divi-	formed for the three-year
sion of Manulife Asset	period, and outperformed for
Management (US) LLC	the five-year period.

QS Investors, LLC

JHF II Lifestyle	Benchmark Index — The	Subadvisory fees: Limited	The Board took into account
Conservative Portfolio	Portfolio underperformed	peer group.	management’s discussion of
	for the one-year period, out-		the Portfolio’s performance,
John Hancock Asset	performed for the three-year	Net management fees for this	including the favorable per-
Management a divi-	period, and underperformed	Portfolio are equal to the peer	formance relative to its peer
sion of Manulife Asset	for the five-year period.	group median.	group for the one, three- and
Management (North			five-year periods.
America) Limited	Lipper Peer Group — The	Total expenses for this Portfolio
	Portfolio outperformed for	are equal to the peer
John Hancock Asset	the one-year period, outper-	group median.
Management a divi-	formed for the three-year
sion of Manulife Asset	period, and outperformed for
Management (US) LLC	the five-year period.

QS Investors, LLC

56	Lifestyle Portfolios | Semiannual report

Portfolio	Performance of Trust,
(Subadviser)	as of March 31, 2012	Fees and Expenses	Other Comments

JHF II Lifestyle Growth	Benchmark Index — The	Subadvisory fees: Limited	The Board took into account
Portfolio	Portfolio underperformed for	peer group.	management’s discussion of
	the one-year period, outper-		the Portfolio’s performance,
John Hancock Asset	formed for the three-year	Net management fees for this	including relative to the
Management a divi-	period, and underperformed	Portfolio are lower than the peer	peer group.
sion of Manulife Asset	for the five-year period.	group median.
Management (North
America) Limited	Lipper Peer Group — The	Total expenses for this Portfolio
	Portfolio underperformed	are lower than the peer
John Hancock Asset	for the one-year period, out-	group median.
Management a divi-	performed for the three-year
sion of Manulife Asset	period, and underperformed
Management (US) LLC	for the five-year period.

QS Investors, LLC

	Benchmark Index — The	Subadvisory fees: Limited	The Board took into account
JHF II Lifestyle	Portfolio underperformed	peer group.	management’s discussion of the
Moderate Portfolio	for the one-year period, out-		Portfolio’s performance, includ-
	performed for the three-year	Net management fees for this	ing the Portfolio’s favorable
John Hancock Asset	period, and underperformed	Portfolio are higher than the	performance relative to the peer
Management a divi-	for the five-year period.	peer group median.	group for the one-, three- and
sion of Manulife Asset			five-year periods.
Management (North	Lipper Peer Group — The	Total expenses for this Portfolio
America) Limited	Portfolio outperformed for	are lower than the peer	The Board took into account
	the one-year period, outper-	group median.	management’s discussion of the
John Hancock Asset	formed for the three-year		Portfolio’s expenses.
Management a divi-	period, and outperformed for
sion of Manulife Asset	the five-year period.
Management (US) LLC

QS Investors, LLC

Semiannual report | Lifestyle Portfolios	57

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Charles L. Bardelis*	Subadvisers
Peter S. Burgess*	John Hancock Asset Management
Grace K. Fey
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer
Independent registered public accounting firm
Michael J. Leary	PricewaterhouseCoopers LLP
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Portfolios’ proxy voting policies and procedures, as well as the Portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Portfolios’ Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

58	Lifestyle Portfolios | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	LS0SA 6/12
8/12

ITEM 2. CODE OF ETHICS.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
________________________________
Hugh McHaffie
President
Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
________________________________
Hugh McHaffie
President
Date: August 27, 2012

/s/ Charles A. Rizzo
________________________________
Charles A. Rizzo
Chief Financial Officer
Date: August 27, 2012